UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2014*

*	This Form N-Q pertains only to the following series of the Registrant: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Research Bond Fund.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2014

MFS® BOND FUND

PORTFOLIO OF INVESTMENTS

1/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 94.8%
Aerospace - 0.3%
BE Aerospace, Inc., 5.25%, 2022	$7,977,000	$8,036,827

Airlines - 0.1%
Continental Airlines, Inc., 7.25%, 2019	$1,780,195	$2,065,026

Apparel Manufacturers - 1.2%
Hanesbrands, Inc., 6.375%, 2020	$8,254,000	$8,996,860
PVH Corp., 7.375%, 2020	18,298,000	19,944,820
PVH Corp., 4.5%, 2022	3,190,000	3,006,575

		$31,948,255
Asset-Backed & Securitized - 0.8%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.761%, 2040 (z)	$1,787,527	$956,211
BlackRock Capital Finance LP, 7.75%, 2026 (z)	301,447	35,320
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	325,763	333,969
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049	2,920,000	3,047,636
Falcon Franchise Loan LLC, FRN, 13.873%, 2025 (i)(z)	1,112,861	377,260
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	172,479	176,188
GMAC LLC, FRN, 8.072%, 2034 (d)(n)(q)	2,040,244	1,633,185
Greenwich Capital Commercial Funding Corp., FRN, 5.82%, 2038	2,125,000	2,324,421
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.813%, 2049	1,467,768	1,638,678
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.444%, 2042 (n)	4,734,928	1,113,390
KKR Financial CLO Ltd., “C”, FRN, 1.691%, 2021 (n)	3,651,630	3,533,828
LB Commercial Conduit Mortgage Trust, FRN, 1.248%, 2030 (i)	2,053,343	55,508
LB Commercial Conduit Mortgage Trust, FRN, 2.169%, 2030 (i)	2,100,011	93,589
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.744%, 2050	3,070,000	3,400,393
Morgan Stanley Capital I, Inc., FRN, 1.115%, 2030 (i)(n)	6,736,762	188,953
Spirit Master Funding LLC, 5.05%, 2023 (z)	1,669,138	1,704,023

		$20,612,552
Automotive - 4.1%
American Honda Finance Corp., 2.125%, 2017 (n)	$3,328,000	$3,404,125
Delphi Corp., 6.125%, 2021	10,729,000	11,828,723
Ford Motor Credit Co. LLC, 8%, 2014	5,635,000	5,769,395
Ford Motor Credit Co. LLC, 4.207%, 2016	3,610,000	3,843,574
General Motors Financial Co., 2.75%, 2016	1,740,000	1,757,400
Harley Davidson Financial Services, 1.15%, 2015 (n)	9,393,000	9,433,512
Harley-Davidson Financial Services, 3.875%, 2016 (n)	10,410,000	11,024,658
Harley-Davidson Financial Services, 2.7%, 2017 (n)	1,815,000	1,882,055
Lear Corp., 8.125%, 2020	10,902,000	11,937,690
Lear Corp., 4.75%, 2023 (n)	1,350,000	1,275,750
Nissan Motor Acceptance Corp., 1.95%, 2017 (n)	15,896,000	15,909,225
TRW Automotive, Inc., 4.5%, 2021 (n)	9,060,000	9,173,250
TRW Automotive, Inc., 7.25%, 2017 (n)	13,320,000	15,218,100
Volkswagen International Finance N.V., 2.375%, 2017 (n)	3,117,000	3,221,248

		$105,678,705
Biotechnology - 1.2%
Life Technologies Corp., 6%, 2020	$26,623,000	$31,095,691

Broadcasting - 3.5%
21st Century Fox America, Inc., 5.4%, 2043	$6,056,000	$6,366,110
CBS Corp., 8.875%, 2019	4,240,000	5,476,816

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
CBS Corp., 5.75%, 2020	$1,010,000	$1,148,362
CBS Corp., 3.375%, 2022	2,755,000	2,691,872
Discovery Communications, Inc., 4.875%, 2043	8,325,000	8,000,167
Myriad International Holdings B.V., 6.375%, 2017 (n)	12,742,000	14,016,200
Myriad International Holdings B.V., 6%, 2020 (n)	3,000,000	3,150,000
News America, Inc., 8.5%, 2025	4,931,000	6,423,850
News America, Inc., 6.15%, 2041	3,000,000	3,437,925
Omnicom Group, Inc., 3.625%, 2022	13,717,000	13,676,988
SES S.A., 3.6%, 2023 (n)	1,680,000	1,634,506
SIRIUS XM Radio, Inc., 5.875%, 2020 (n)	280,000	283,150
SIRIUS XM Radio, Inc., 5.75%, 2021 (n)	12,925,000	12,908,844
WPP Finance, 8%, 2014	2,744,000	2,865,156
WPP Finance, 4.75%, 2021	3,500,000	3,730,636
WPP Finance, 3.625%, 2022	4,361,000	4,294,172

		$90,104,754
Brokerage & Asset Managers - 0.2%
Franklin Resources, Inc., 1.375%, 2017	$3,705,000	$3,659,095
TD Ameritrade Holding Co., 4.15%, 2014	1,928,000	1,986,174

		$5,645,269
Building - 1.6%
Mohawk Industries, Inc., 6.125%, 2016	$18,582,000	$20,207,925
Mohawk Industries, Inc., 3.85%, 2023	11,265,000	11,025,619
Owens Corning, Inc., 6.5%, 2016	3,021,000	3,360,440
Owens Corning, Inc., 4.2%, 2022	8,216,000	8,116,439

		$42,710,423
Business Services - 1.1%
Fidelity National Information Services, Inc., 2%, 2018	$1,475,000	$1,452,344
Fidelity National Information Services, Inc., 5%, 2022	11,230,000	11,591,011
Fidelity National Information Services, Inc., 3.5%, 2023	4,532,000	4,247,087
Tencent Holdings Ltd., 3.375%, 2018 (n)	12,299,000	12,490,594

		$29,781,036
Cable TV - 3.1%
CCO Holdings LLC, 5.25%, 2022	$18,106,000	$17,404,392
Comcast Corp., 4.65%, 2042	1,789,000	1,714,332
Cox Communications, Inc., 6.25%, 2018 (n)	1,735,000	2,005,563
DIRECTV Holdings LLC, 5.875%, 2019	3,310,000	3,803,965
DIRECTV Holdings LLC, 6.375%, 2041	4,310,000	4,606,731
DIRECTV Holdings LLC, 5.15%, 2042	9,250,000	8,511,563
Lynx I Corp., 5.375%, 2021 (n)	2,635,000	2,641,588
NBCUniversal Enterprise, Inc., 1.974%, 2019 (n)	2,215,000	2,181,235
Time Warner Cable, Inc., 8.25%, 2019	6,150,000	7,272,480
Time Warner Cable, Inc., 5%, 2020	1,480,000	1,523,422
Time Warner Cable, Inc., 4.5%, 2042	13,352,000	10,220,435
Time Warner Entertainment Co. LP, 8.375%, 2033	1,734,000	2,004,603
Videotron Ltee, 5%, 2022	13,220,000	12,955,600
Virgin Media Secured Finance PLC, 5.25%, 2021	2,990,000	3,035,804

		$79,881,713
Chemicals - 2.7%
Celanese U.S. Holdings LLC, 4.625%, 2022	$6,999,000	$6,771,532
CF Industries, Inc., 3.45%, 2023	717,000	667,124

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - continued
CF Industries, Inc., 4.95%, 2043	$3,000,000	$2,771,505
Dow Chemical Co., 8.55%, 2019	14,554,000	18,726,006
FMC Corp., 4.1%, 2024	9,000,000	9,155,367
LyondellBasell Industries N.V., 5%, 2019	13,386,000	14,987,755
LyondellBasell Industries N.V., 6%, 2021	9,720,000	11,299,860
NOVA Chemicals Corp., 5.25%, 2023 (n)	6,391,000	6,550,775

		$70,929,924
Computer Software - 0.0%
Seagate Technology HDD Holdings, 6.8%, 2016	$370,000	$416,250
VeriSign, Inc., 4.625%, 2023	325,000	311,188

		$727,438
Computer Software - Systems - 0.2%
Seagate HDD Cayman, 3.75%, 2018 (n)	$4,052,000	$4,133,040

Conglomerates - 0.5%
Roper Industries, Inc., 1.85%, 2017	$12,204,000	$12,234,840

Consumer Products - 1.3%
Mattel, Inc., 1.7%, 2018	$2,812,000	$2,792,414
Mattel, Inc., 5.45%, 2041	8,647,000	9,123,268
Newell Rubbermaid, Inc., 2.05%, 2017	6,178,000	6,205,060
Newell Rubbermaid, Inc., 4.7%, 2020	5,052,000	5,452,977
Tupperware Brands Corp., 4.75%, 2021	9,261,000	9,503,768

		$33,077,487
Consumer Services - 1.3%
ADT Corp., 4.125%, 2023	$10,022,000	$8,818,027
Experian Finance PLC, 2.375%, 2017 (n)	18,068,000	18,082,111
Service Corp. International, 7%, 2019	5,550,000	5,910,750
Service Corp. International, 5.375%, 2022 (n)	1,705,000	1,724,181

		$34,535,069
Containers - 0.9%
Ball Corp., 5%, 2022	$5,537,000	$5,502,394
Ball Corp., 4%, 2023	4,342,000	3,962,075
Crown American LLC, 4.5%, 2023	16,055,000	15,212,112

		$24,676,581
Defense Electronics - 0.5%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$10,202,000	$11,973,098

Electronics - 1.0%
Flextronics International Ltd., 4.625%, 2020	$7,770,000	$7,634,025
Jabil Circuit, Inc., 4.7%, 2022	3,601,000	3,452,459
Tyco Electronics Group S.A., 6.55%, 2017	2,450,000	2,842,850
Tyco Electronics Group S.A., 2.375%, 2018	1,303,000	1,298,112
Tyco Electronics Group S.A., 3.5%, 2022	11,088,000	10,811,354

		$26,038,800
Emerging Market Quasi-Sovereign - 0.1%
Gaz Capital S.A., 8.125%, 2014 (n)	$2,914,000	$3,008,705
Petroleos Mexicanos, 4.875%, 2024 (z)	18,000	17,914

		$3,026,619

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - 3.0%
Anadarko Petroleum Corp., 6.375%, 2017	$4,953,000	$5,689,184
Concho Resources, Inc., 5.5%, 2023	8,338,000	8,421,380
Continental Resources, Inc., 4.5%, 2023	5,093,000	5,218,955
EQT Corp., 4.875%, 2021	7,176,000	7,574,175
Hess Corp., 8.125%, 2019	1,452,000	1,821,040
Noble Energy, Inc., 4.15%, 2021	13,080,000	13,736,760
Pioneer Natural Resources Co., 6.65%, 2017	6,900,000	7,935,035
Pioneer Natural Resources Co., 7.5%, 2020	9,237,000	11,463,662
Pioneer Natural Resources Co., 3.95%, 2022	5,000,000	5,082,165
Southwestern Energy Co., 7.5%, 2018	8,649,000	10,340,407

		$77,282,763
Energy - Integrated - 0.9%
LUKOIL International Finance B.V., 4.563%, 2023 (n)	$9,874,000	$9,108,765
Murphy Oil Corp., 2.5%, 2017	13,691,000	14,027,826
Pacific Rubiales Energy Corp., 5.125%, 2023 (n)	684,000	620,730

		$23,757,321
Entertainment - 0.4%
Time Warner, Inc., 5.35%, 2043	$6,056,000	$6,311,170
Viacom, Inc., 3.5%, 2017	4,200,000	4,477,956

		$10,789,126
Financial Institutions - 4.1%
CIT Group, Inc., 5%, 2017	$2,500,000	$2,662,500
CIT Group, Inc., 4.25%, 2017	9,647,000	10,008,762
CIT Group, Inc., 5.25%, 2018	2,885,000	3,072,525
CIT Group, Inc., 6.625%, 2018 (n)	7,448,000	8,341,760
CIT Group, Inc., 5.5%, 2019 (n)	5,815,000	6,192,975
General Electric Capital Corp., 1%, 2016	3,232,000	3,253,005
General Electric Capital Corp., 1.6%, 2017	9,117,000	9,150,332
General Electric Capital Corp., 5.5%, 2020	8,500,000	9,816,710
General Electric Capital Corp., 3.15%, 2022	3,815,000	3,740,005
International Lease Finance Corp., 7.125%, 2018 (n)	3,221,000	3,728,308
International Lease Finance Corp., 6.25%, 2019	3,853,000	4,180,505
International Lease Finance Corp., 5.875%, 2022	15,000,000	15,168,750
SLM Corp., 6.25%, 2016	4,180,000	4,493,500
SLM Corp., 6%, 2017	15,703,000	17,018,911
SLM Corp., 4.875%, 2019	1,385,000	1,371,013
SLM Corp., 8%, 2020	2,532,000	2,826,345

		$105,025,906
Food & Beverages - 5.4%
Anheuser-Busch Inbev S.A., 4.625%, 2044	$8,128,000	$8,288,690
BFF International Ltd., 7.25%, 2020	5,383,000	5,867,470
Conagra Foods, Inc., 1.9%, 2018	6,517,000	6,493,043
Constellation Brands, Inc., 7.25%, 2016	18,881,000	21,406,334
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)	12,661,000	12,706,516
Heineken N.V., 1.4%, 2017 (n)	290,000	288,660
J.M. Smucker Co., 3.5%, 2021	12,140,000	12,282,147
Kraft Foods Group, Inc., 6.5%, 2040	3,950,000	4,837,415
Pernod Ricard S.A., 5.75%, 2021 (n)	4,451,000	5,022,206
SABMiller Holdings, Inc., 3.75%, 2022 (n)	11,234,000	11,501,021
Smithfield Foods, Inc., 7.75%, 2017	8,630,000	9,978,438
Smithfield Foods, Inc., 6.625%, 2022	4,652,000	4,896,230
TreeHouse Foods, Inc., 7.75%, 2018	7,210,000	7,507,413
Tyson Foods, Inc., 6.6%, 2016	12,881,000	14,368,305

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - continued
Tyson Foods, Inc., 4.5%, 2022	$8,026,000	$8,366,150
Wm. Wrigley Jr. Co., 2.9%, 2019 (n)	4,831,000	4,871,841

		$138,681,879
Food & Drug Stores - 0.5%
CVS Caremark Corp., 3.25%, 2015	$1,743,000	$1,802,314
CVS Caremark Corp., 5.75%, 2017	978,000	1,113,888
CVS Caremark Corp., 2.75%, 2022	3,513,000	3,310,367
CVS Caremark Corp., 5.75%, 2041	3,147,000	3,565,400
Walgreen Co., 1.8%, 2017	3,680,000	3,714,721

		$13,506,690
Forest & Paper Products - 2.3%
Fibria Overseas Finance Ltd., 7.5%, 2020 (n)	$16,154,000	$17,769,400
Georgia-Pacific LLC, 5.4%, 2020 (n)	13,758,000	15,573,079
Graphic Packaging Holding Co., 7.875%, 2018	5,343,000	5,743,725
International Paper Co., 6%, 2041	5,640,000	6,406,312
Packaging Corp. of America, 3.9%, 2022	13,788,000	13,723,486

		$59,216,002
Gaming & Lodging - 1.9%
Carnival Corp., 1.2%, 2016	$13,000,000	$13,048,867
Carnival Corp., 1.875%, 2017	4,565,000	4,570,843
Host Hotels & Resorts, Inc., REIT, 6.75%, 2016	1,669,000	1,687,327
Host Hotels & Resorts, Inc., REIT, 4.75%, 2023	2,843,000	2,937,035
Wyndham Worldwide Corp., 2.5%, 2018	7,176,000	7,264,193
Wyndham Worldwide Corp., 4.25%, 2022	18,435,000	18,599,311

		$48,107,576
Insurance - 1.7%
American International Group, Inc., 3.8%, 2017	$7,167,000	$7,673,671
American International Group, Inc., 6.4%, 2020	8,987,000	10,692,724
Prudential Financial, Inc., 4.75%, 2015	1,745,000	1,855,200
Unum Group, 7.125%, 2016	12,200,000	13,946,015
UnumProvident Corp., 6.85%, 2015 (n)	8,751,000	9,567,451

		$43,735,061
Insurance - Health - 1.3%
Aetna, Inc., 1.5%, 2017	$3,281,000	$3,257,032
CIGNA Corp., 2.75%, 2016	9,534,000	9,947,194
Humana, Inc., 7.2%, 2018	10,075,000	12,118,180
Wellpoint, Inc., 1.875%, 2018	9,382,000	9,360,093

		$34,682,499
Insurance - Property & Casualty - 2.2%
Aon Corp., 6.25%, 2040	$1,832,000	$2,193,331
AXIS Capital Holdings Ltd., 5.75%, 2014	10,742,000	11,175,762
AXIS Capital Holdings Ltd., 5.875%, 2020	1,810,000	2,060,987
Chubb Corp., 6.375% to 2017, FRN to 2067	1,838,000	2,026,395
CNA Financial Corp., 5.875%, 2020	6,010,000	6,959,225
Marsh & McLennan Cos., Inc., 2.55%, 2018	4,402,000	4,456,259
Marsh & McLennan Cos., Inc., 4.8%, 2021	8,500,000	9,233,788
Swiss Re Ltd., 4.25%, 2042 (n)	1,842,000	1,652,884
XL Group PLC, 5.75%, 2021	6,890,000	7,929,983
XL Group PLC, 6.5% to 2017, FRN to 2049	2,655,000	2,601,900
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	1,048,000	1,121,360

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - Property & Casualty - continued
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	$4,913,000	$5,238,486

		$56,650,360
International Market Quasi-Sovereign - 0.2%
Israel Electric Corp. Ltd., 6.875%, 2023 (n)	$5,524,000	$5,979,730

Machinery & Tools - 0.4%
Case New Holland, Inc., 7.875%, 2017	$8,801,000	$10,308,171

Major Banks - 6.6%
Bank of America Corp., 2%, 2018	$25,000,000	$25,021,850
Bank of America Corp., 7.625%, 2019	1,290,000	1,597,390
Bank of America Corp., 5.625%, 2020	360,000	410,711
Bank of America Corp., 4.125%, 2024	16,866,000	17,029,634
Bank of America Corp., FRN, 5.2%, 2049	6,497,000	5,818,063
Goldman Sachs Group, Inc., 5.625%, 2017	7,771,000	8,584,189
JPMorgan Chase & Co., 2%, 2017	13,489,000	13,663,925
JPMorgan Chase & Co., 4.25%, 2020	6,107,000	6,541,134
JPMorgan Chase & Co., 4.5%, 2022	9,500,000	10,144,870
JPMorgan Chase & Co., 3.25%, 2022	3,915,000	3,795,358
JPMorgan Chase & Co., 6.75% to 2024, FRN to 2049	10,747,000	10,892,085
Merrill Lynch & Co., Inc., 6.05%, 2016	3,281,000	3,609,733
Morgan Stanley, 1.75%, 2016	4,591,000	4,658,084
Morgan Stanley, 5.75%, 2016	5,924,000	6,606,729
Morgan Stanley, 5.5%, 2021	13,755,000	15,507,580
PNC Funding Corp., 5.625%, 2017	7,355,000	8,204,149
Regions Financial Corp., 2%, 2018	15,862,000	15,512,179
Wachovia Corp., 6.605%, 2025	7,936,000	9,393,486
Wells Fargo & Co., 5.375%, 2043	3,472,000	3,560,967

		$170,552,116
Medical & Health Technology & Services - 2.5%
Davita, Inc., 6.625%, 2020	$15,982,000	$17,140,695
Express Scripts Holding Co., 2.65%, 2017	5,000,000	5,180,070
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	10,225,000	11,273,063
Fresenius Medical Care US Finance II, Inc., 6.5%, 2018 (n)	7,266,000	8,183,333
HCA, Inc., 4.75%, 2023	13,591,000	13,302,191
McKesson Corp., 5.7%, 2017	5,010,000	5,581,691
McKesson Corp., 7.5%, 2019	920,000	1,131,820
McKesson Corp., 2.7%, 2022	2,842,000	2,650,216
Thermo Fisher Scientific, Inc., 3.15%, 2023	1,177,000	1,126,701

		$65,569,780
Metals & Mining - 1.6%
BHP Billiton Finance Ltd., 5.5%, 2014	$100,000	$100,824
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 2022	3,016,000	2,885,730
Plains Exploration & Production Co., 6.875%, 2023	18,800,000	20,774,000
Rio Tinto Finance (USA) PLC, 3.5%, 2022	3,322,000	3,288,092
Southern Copper Corp., 6.75%, 2040	13,609,000	13,131,596
Southern Copper Corp., 5.25%, 2042	1,909,000	1,536,772

		$41,717,014
Natural Gas - Distribution - 1.1%
AmeriGas Finance LLC, 7%, 2022	$16,552,000	$18,000,300
ONEOK, Inc., 4.25%, 2022	10,000,000	9,725,310

		$27,725,610

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Natural Gas - Pipeline - 4.8%
El Paso Pipeline Partners LP, 6.5%, 2020	$5,018,000	$5,803,774
El Paso Pipeline Partners LP, 5%, 2021	9,019,000	9,582,733
Energy Transfer Partners LP, 8.5%, 2014	5,773,000	5,861,875
Energy Transfer Partners LP, 9.7%, 2019	1,560,000	2,032,228
Energy Transfer Partners LP, 5.2%, 2022	2,477,000	2,651,866
Energy Transfer Partners LP, 6.5%, 2042	2,418,000	2,647,749
Energy Transfer Partners LP, 5.15%, 2043	8,888,000	8,229,141
Enterprise Products Operating LP, 5.2%, 2020	2,000,000	2,263,618
Enterprise Products Partners LP, 6.3%, 2017	2,590,000	3,004,506
Enterprise Products Partners LP, 4.45%, 2043	4,527,000	4,210,477
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	1,472,000	1,633,920
Kinder Morgan Energy Partners LP, 5.125%, 2014	2,559,000	2,649,929
Kinder Morgan Energy Partners LP, 6.85%, 2020	4,303,000	5,150,820
Kinder Morgan Energy Partners LP, 5.3%, 2020	3,745,000	4,177,858
Kinder Morgan Energy Partners LP, 7.4%, 2031	3,627,000	4,310,824
Kinder Morgan Energy Partners LP, 6.5%, 2039	1,000,000	1,123,859
MarkWest Energy Partners LP, 4.5%, 2023	11,978,000	11,289,265
NiSource Finance Corp., 3.85%, 2023	10,894,000	10,798,972
NiSource Finance Corp., 4.8%, 2044	4,239,000	4,054,527
ONEOK Partners LP, 2%, 2017	7,668,000	7,651,590
Plains All American Pipeline, LP, 3.95%, 2015	3,710,000	3,894,250
Sabine Pass Liquefaction, 5.625%, 2023 (n)	8,650,000	8,217,500
Spectra Energy Capital LLC, 8%, 2019	5,750,000	6,982,357
Williams Cos., Inc., 3.7%, 2023	8,118,000	7,301,094

		$125,524,732
Network & Telecom - 1.6%
AT&T, Inc., 1.4%, 2017	$11,221,000	$11,104,975
Verizon Communications, Inc., 3.65%, 2018	10,496,000	11,165,676
Verizon Communications, Inc., 4.5%, 2020	12,714,000	13,694,097
Verizon Communications, Inc., 6%, 2041	4,310,000	4,812,231

		$40,776,979
Other Banks & Diversified Financials - 4.2%
American Express Co., 2.65%, 2022	$1,650,000	$1,558,012
American Express Credit Corp., 2.8%, 2016	2,500,000	2,611,547
American Express Credit Corp., 2.375%, 2017	6,255,000	6,460,883
BB&T Corp., 3.95%, 2016	2,500,000	2,662,470
BPCE S.A., 5.15%, 2024 (n)	7,005,000	6,885,144
Capital One Bank (USA) N.A., 3.375%, 2023	8,400,000	8,007,980
Capital One Financial Corp., 2.15%, 2015	14,300,000	14,525,511
Capital One Financial Corp., 1%, 2015	12,000,000	12,008,364
Citigroup, Inc., 1.25%, 2016	2,586,000	2,597,934
Discover Bank, 7%, 2020	17,724,000	20,948,527
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	3,146,000	4,160,585
Macquarie Group Ltd., 3%, 2018 (n)	8,905,000	8,943,292
Swedbank AB, 2.125%, 2017 (n)	12,318,000	12,450,123
U.S. Bancorp, 3%, 2022	2,601,000	2,559,332
U.S. Bancorp, 2.95%, 2022	3,423,000	3,263,197

		$109,642,901
Personal Computers & Peripherals - 0.6%
Equifax, Inc., 3.3%, 2022	$14,996,000	$14,342,324

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Pharmaceuticals - 3.3%
AbbVie, Inc., 1.75%, 2017	$15,000,000	$15,070,440
Amgen, Inc., 2.3%, 2016	3,000,000	3,097,200
Celgene Corp., 2.45%, 2015	3,438,000	3,537,403
Celgene Corp., 1.9%, 2017	16,532,000	16,712,645
Hospira, Inc., 6.05%, 2017	5,884,000	6,539,689
Hospira, Inc., 5.2%, 2020	3,239,000	3,443,536
Mylan, Inc., 2.55%, 2019	3,618,000	3,625,525
Mylan, Inc., 3.125%, 2023 (n)	3,000,000	2,790,087
Teva Pharmaceutical Finance B.V., 2.95%, 2022	4,586,000	4,240,399
Valeant Pharmaceuticals International, Inc., 5.625%, 2021 (n)	3,540,000	3,663,900
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (n)	10,827,000	11,801,430
Watson Pharmaceuticals, Inc., 1.875%, 2017	3,180,000	3,172,680
Watson Pharmaceuticals, Inc., 3.25%, 2022	4,118,000	3,912,405
Watson Pharmaceuticals, Inc., 4.625%, 2042	4,240,000	4,014,979

		$85,622,318
Pollution Control - 0.3%
Republic Services, Inc., 5.25%, 2021	$6,200,000	$6,925,809

Printing & Publishing - 2.1%
Gannett Co., Inc., 5.125%, 2019 (n)	$5,995,000	$6,189,838
Moody’s Corp., 4.5%, 2022	22,826,000	23,520,207
Nielsen Finance LLC, 7.75%, 2018	7,071,000	7,601,325
Pearson Funding Five PLC, 3.25%, 2023 (n)	1,128,000	1,049,002
Pearson Funding Four PLC, 3.75%, 2022 (n)	6,576,000	6,453,890
Pearson PLC, 4%, 2016 (n)	9,720,000	10,283,624

		$55,097,886
Railroad & Shipping - 1.2%
Canadian Pacific Railway Co., 7.25%, 2019	$11,151,000	$13,663,365
Canadian Pacific Railway Co., 4.5%, 2022	6,058,000	6,446,445
CSX Corp., 7.375%, 2019	5,360,000	6,630,433
CSX Corp., 4.4%, 2043	4,000,000	3,742,112

		$30,482,355
Real Estate - 2.0%
Boston Properties LP, REIT, 3.7%, 2018	$5,912,000	$6,290,427
Boston Properties LP, REIT, 3.85%, 2023	3,562,000	3,552,400
ERP Operating LP, REIT, 5.375%, 2016	2,950,000	3,252,670
Simon Property Group, Inc., REIT, 5.75%, 2015	2,560,000	2,768,489
Simon Property Group, Inc., REIT, 1.5%, 2018 (n)	9,465,000	9,346,574
Simon Property Group, Inc., REIT, 10.35%, 2019	5,828,000	7,938,587
Simon Property Group, Inc., REIT, 4.375%, 2021	7,340,000	7,922,950
WEA Finance LLC, 6.75%, 2019 (n)	9,872,000	11,805,875

		$52,877,972
Retailers - 3.0%
Dollar General Corp., 4.125%, 2017	$21,009,000	$22,669,467
Dollar General Corp., 3.25%, 2023	5,000,000	4,620,445
Gap, Inc., 5.95%, 2021	23,607,000	26,400,015
Home Depot, Inc., 4.875%, 2044	4,000,000	4,187,228
Limited Brands, Inc., 7%, 2020	11,059,000	12,441,375
Limited Brands, Inc., 5.625%, 2022	7,521,000	7,633,815

		$77,952,345

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Specialty Chemicals - 1.3%
Ecolab, Inc., 3%, 2016	$6,728,000	$7,073,072
Ecolab, Inc., 4.35%, 2021	4,000,000	4,269,208
Mexichem S.A.B. de C.V., 6.75%, 2042 (n)	15,433,000	14,429,855
Rockwood Specialties Group Co., 4.625%, 2020	8,674,000	8,804,110

		$34,576,245
Specialty Stores - 0.7%
Advance Auto Parts, Inc., 5.75%, 2020	$4,332,000	$4,825,852
Advance Auto Parts, Inc., 4.5%, 2022	5,239,000	5,440,759
Advance Auto Parts, Inc., 4.5%, 2023	6,528,000	6,647,071

		$16,913,682
Telecommunications - Wireless - 1.8%
American Tower Corp., REIT, 4.625%, 2015	$10,110,000	$10,546,671
American Tower Corp., REIT, 4.5%, 2018	5,760,000	6,272,260
American Tower Corp., REIT, 4.7%, 2022	7,973,000	8,302,317
American Tower Corp., REIT, 3.5%, 2023	3,999,000	3,786,713
CC Holdings GS V LLC, 2.381%, 2017	5,000,000	4,981,760
Crown Castle International Corp., 5.25%, 2023	4,570,000	4,530,012
Crown Castle Towers LLC, 6.113%, 2020 (n)	1,615,000	1,853,610
Crown Castle Towers LLC, 4.883%, 2020 (n)	1,400,000	1,524,218
MTS International Funding Ltd., 5%, 2023 (n)	1,206,000	1,109,520
Rogers Cable, Inc., 5.5%, 2014	2,229,000	2,241,632
Vodafone Group PLC, 5.625%, 2017	1,452,000	1,638,434

		$46,787,147
Tobacco - 2.4%
Altria Group, Inc., 4%, 2024	$3,204,000	$3,199,248
B.A.T. International Finance PLC, 2.125%, 2017 (n)	8,948,000	9,135,192
Lorillard Tobacco Co., 2.3%, 2017	9,055,000	9,231,591
Lorillard Tobacco Co., 8.125%, 2019	17,790,000	22,153,407
Lorillard Tobacco Co., 6.875%, 2020	5,000,000	5,880,900
Reynolds American, Inc., 6.75%, 2017	7,310,000	8,476,939
Reynolds American, Inc., 4.75%, 2042	4,190,000	3,872,406

		$61,949,683
Transportation - Services - 0.2%
ERAC USA Finance Co., 6.375%, 2017 (n)	$1,400,000	$1,623,524
ERAC USA Finance Co., 5.625%, 2042 (n)	2,420,000	2,599,373

		$4,222,897
U.S. Treasury Obligations - 1.1%
U.S. Treasury Bonds, 3.125%, 2043	$30,271,300	$27,513,766

Utilities - Electric Power - 2.4%
American Electric Power Co., Inc., 1.65%, 2017	$8,244,000	$8,158,361
Calpine Corp., 7.875%, 2020 (n)	12,450,000	13,632,750
CenterPoint Energy, Inc., 5.95%, 2017	4,600,000	5,191,758
CMS Energy Corp., 6.25%, 2020	6,891,000	8,074,605
CMS Energy Corp., 5.05%, 2022	5,159,000	5,713,185
Duke Energy Corp., 1.625%, 2017	3,267,000	3,277,585
EDP Finance B.V., 5.25%, 2021 (n)	1,714,000	1,746,138
NRG Energy, Inc., 6.25%, 2022 (z)	3,475,000	3,483,688
PPL Corp., 4.2%, 2022	2,500,000	2,566,313
PPL WEM Holdings PLC, 5.375%, 2021 (n)	5,693,000	6,249,508
PSEG Power LLC, 5.32%, 2016	1,727,000	1,897,944

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Waterford 3 Funding Corp., 8.09%, 2017	$2,634,501	$2,642,183

		$62,634,018
Total Bonds		$2,456,043,810

Money Market Funds - 3.2%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	81,636,830	$81,636,830
Total Investments		$2,537,680,640

Other Assets, Less Liabilities - 2.0%		51,798,616
Net Assets - 100.0%		$2,589,479,256

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $470,814,958, representing 18.2% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.761%, 2040	3/01/06	$1,787,527	$956,211
BlackRock Capital Finance LP, 7.75%, 2026	10/10/96-1/03/97	293,799	35,320
Falcon Franchise Loan LLC, FRN, 13.873%, 2025	1/29/03	83,788	377,260
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	167,629	176,188
NRG Energy, Inc., 6.25%, 2022	1/10/14	3,475,000	3,483,688
Petroleos Mexicanos, 4.875%, 2024	1/15/14	17,902	17,914
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	1,655,328	1,704,023
Total Restricted Securities			$6,750,604
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

10

Supplemental Information

1/31/14 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$27,513,766	$—	$27,513,766
Non-U.S. Sovereign Debt	—	9,006,349	—	9,006,349
U.S. Corporate Bonds	—	2,063,526,308	—	2,063,526,308
Residential Mortgage-Backed Securities	—	35,320	—	35,320
Commercial Mortgage-Backed Securities	—	15,577,036	—	15,577,036
Asset-Backed Securities (including CDOs)	—	5,000,196	—	5,000,196
Foreign Bonds	—	335,384,835	—	335,384,835
Mutual Funds	81,636,830	—	—	81,636,830
Total Investments	$81,636,830	$2,456,043,810	$—	$2,537,680,640

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,493,841,859
Gross unrealized appreciation	77,612,729
Gross unrealized depreciation	(33,773,948)
Net unrealized appreciation (depreciation)	$43,838,781

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

11

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	104,114,588	709,196,258	(731,674,016)	81,636,830

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$89,052	$81,636,830

12

QUARTERLY REPORT

January 31, 2014

MFS® LIMITED MATURITY FUND

PORTFOLIO OF INVESTMENTS

1/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 96.9%
Asset-Backed & Securitized - 11.8%
AmeriCredit Automobile Receivables Trust, “A2”, 0.74%, 2016	$4,680,000	$4,684,853
ARI Fleet Lease Trust, “A”, FRN, 0.71%, 2020 (n)	1,549,408	1,552,403
ARI Fleet Lease Trust, “A”, FRN, 0.46%, 2021 (n)	3,747,116	3,742,721
Babson Ltd., CLO, “A1”, FRN, 0.487%, 2019 (n)	836,975	830,845
Bayview Commercial Asset Trust, FRN, 0.468%, 2035 (z)	918,999	804,224
Bayview Commercial Asset Trust, FRN, 0.428%, 2036 (z)	794,252	687,677
Bayview Commercial Asset Trust, FRN, 0%, 2036 (i)(z)	3,943,304	0
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036	2,030,237	1,962,205
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	697,457	703,978
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.761%, 2040 (z)	855,937	457,871
Capital Auto Receivables Asset Trust, 2013-4, “A1”, FRN, 0.537%, 2016	5,030,000	5,032,963
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	158,466	162,458
Cent CDO XI Ltd., “A1”, FRN, 0.499%, 2019 (n)	3,497,089	3,444,860
Chesapeake Funding LLC, “A”, FRN, 0.915%, 2023 (n)	4,230,333	4,245,719
Chesapeake Funding LLC, “A”, FRN, 0.615%, 2025 (n)	5,140,000	5,126,060
Chrysler Capital Auto Receivables Trust, 2013-AA, “A2”, 0.61%, 2016 (n)	6,310,000	6,313,193
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	1,520,000	1,670,249
CNH Equipment Trust, “A2”, 0.45%, 2016	1,001,546	1,001,640
CNH Equipment Trust, “A2”, 0.63%, 2017	4,220,000	4,225,317
CNH Wholesale Master Note Trust, “A”, FRN, 0.76%, 2019 (n)	8,000,000	8,010,200
Commercial Mortgage Asset Trust, FRN, 0.581%, 2032 (i)(z)	3,936,945	22,606
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019 (n)	1,215,000	1,222,690
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.76%, 2039	2,708,691	3,007,953
Credit-Based Asset Servicing & Securitization LLC, 4.398%, 2035	728,476	683,886
Credit-Based Asset Servicing & Securitization LLC, FRN, 4.357%, 2037 (d)(q)	2,564,941	1,227,522
Credit-Based Asset Servicing & Securitization LLC, FRN, 4.338%, 2037 (d)(q)	3,665,720	1,984,709
CWCapital Cobalt Ltd., “A4”, FRN, 5.77%, 2046	3,034,024	3,360,500
Ford Credit Auto Lease Trust, 2013-B, “A2A”, 0.59%, 2016	2,100,000	2,101,642
Ford Credit Floorplan Master Owner Trust, “A”, FRN, 0.51%, 2016	5,090,000	5,092,245
GE Equipment Small Ticket LLC, “A2”, 0.73%, 2016 (n)	1,840,000	1,842,431
GE Equipment Transportation LLC, 2013-2, “A2”, 0.61%, 2016	7,373,000	7,376,392
Gramercy Real Estate Ltd., CDO, FRN, 0.559%, 2035 (z)	374,999	361,874
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.711%, 2027 (n)	7,120,000	7,133,350
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	335,000	335,446
HLSS Servicer Advance Receivables Trust, 2014-T1, “A1”, 1.244%, 2045 (n)	2,220,000	2,220,000
Honda Auto Receivables Owner Trust, “A2”, 0.54%, 2016	6,360,000	6,366,818
Hyundai Auto Lease Securitization Trust, “A2” , 0.51%, 2015 (n)	3,304,342	3,305,350
Hyundai Auto Lease Securitization Trust, “A2”, 0.75%, 2016 (n)	8,400,000	8,420,126
IMPAC CMB Trust, FRN, 0.898%, 2034	292,808	277,194
IMPAC CMB Trust, FRN, 1.078%, 2034	308,219	282,602
IMPAC Secured Assets Corp., FRN, 0.508%, 2036	826,519	826,011
Interstar Millennium Trust, FRN, 0.643%, 2036	271,020	260,266
John Deere Owner Trust, “A2”, 0.55%, 2016	2,190,000	2,191,200
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	3,874,000	4,256,871
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.291%, 2037	817,940	823,909
Kingsland III Ltd., “A1”, CDO, FRN, 0.453%, 2021 (n)	2,925,917	2,897,500
LB Commercial Conduit Mortgage Trust, FRN, 1.424%, 2035 (i)	2,662,422	116,500
Mercedes Benz Master Owner Trust, FRN, 0.43%, 2016 (n)	7,280,000	7,280,582
Mercedes-Benz Auto Lease Trust, 2013-B, “A2”, 0.53%, 2015	5,480,000	5,479,792
Merrill Lynch Mortgage Investors, Inc., 5.052%, 2037 (d)(q)	2,011,427	475,023
Morgan Stanley Capital I, Inc., FRN, 1.602%, 2031 (i)(z)	331,649	3
Nissan Auto Lease Trust, 2013-B, “A2B”, FRN, 0.43%, 2016	4,200,000	4,201,235

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
Nissan Master Owner Trust Receivables 2013,“A”, FRN, 0.46%, 2018	$7,030,000	$7,028,552
Option One Mortgage Loan Trust, FRN, 5.611%, 2037	1,990,000	1,752,167
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 3.533%, 2036 (d)(q)	2,011,163	904,265
Porsche Innovative Lease Owner Trust, 0.44%, 2015 (n)	96,050	96,044
Porsche Innovative Lease Owner Trust, 2013-1, “A2”, 0.54%, 2016 (n)	5,000,000	5,002,430
Race Point CLO Ltd., “A1A”, FRN, 0.442%, 2021 (n)	3,908,448	3,855,641
Santander Drive Auto Receivable Trust, “A2”, 0.57%, 2015	952,972	953,043
Santander Drive Auto Receivable Trust, “A2”, 0.47%, 2016	916,132	916,119
Santander Drive Auto Receivable Trust, “A2”, 0.66%, 2017	6,810,000	6,812,172
Smart Trust, “A2B”, FRN, 0.49%, 2015 (n)	2,541,990	2,542,387
Smart Trust, “A2B”, FRN, 0.41%, 2015	2,089,316	2,087,931
Thornburg Mortgage Securities Trust, FRN, 0.838%, 2043	1,006,513	1,001,533
Volvo Financial Equipment LLC, “A2”, 0.53%, 2015 (n)	1,562,175	1,561,821

		$174,607,769
Automotive - 4.6%
American Honda Finance Corp., 1.6%, 2018 (n)	$2,146,000	$2,143,775
American Honda Finance Corp., 1.85%, 2014 (n)	1,700,000	1,717,542
American Honda Finance Corp., 1%, 2015 (n)	3,060,000	3,083,103
American Honda Finance Corp., FRN, 0.612%, 2016 (n)	3,570,000	3,580,321
American Honda Finance Corp., FRN, 0.74%, 2016	3,010,000	3,030,784
Daimler Finance North America LLC, 2.4%, 2017 (n)	2,680,000	2,747,863
Daimler Finance North America LLC, FRN, 0.857%, 2014 (n)	3,960,000	3,963,469
Daimler Finance North America LLC, FRN, 0.922%, 2016 (n)	5,040,000	5,067,337
Ford Motor Credit Co. LLC, 4.207%, 2016	3,170,000	3,375,105
Harley-Davidson Financial Services, 3.875%, 2016 (n)	4,620,000	4,892,788
Hyundai Capital America, 1.625%, 2015 (n)	4,490,000	4,533,822
Nissan Motor Acceptance Corp., FRN, 0.946%, 2016 (n)	5,500,000	5,528,055
RCI Banque S.A., FRN, 2.112%, 2014 (n)	4,820,000	4,826,107
Toyota Motor Credit Corp., 1.25%, 2014	2,660,000	2,681,309
Toyota Motor Credit Corp., 3.2%, 2015	1,270,000	1,317,001
Toyota Motor Credit Corp., FRN, 0.628%, 2019	5,320,000	5,322,623
Volkswagen International Finance N.V., 1.125%, 2016 (n)	2,580,000	2,581,073
Volkswagen International Finance N.V., FRN, 0.996%, 2014 (n)	4,520,000	4,523,797
Volkswagen International Finance N.V., FRN, 0.837%, 2014 (n)	3,740,000	3,753,356

		$68,669,230
Banks & Diversified Financials (Covered Bonds) - 1.4%
Australia & New Zealand Banking Group, FRN, 0.853%, 2015 (n)	$1,940,000	$1,952,049
BNP Paribas Home Loan, 2.2%, 2015 (n)	4,260,000	4,370,888
Commonwealth Bank of Australia, 0.75%, 2016 (n)	2,540,000	2,544,496
Credit Mutuel-CIC Home Loan, 1.5%, 2017 (n)	3,800,000	3,794,718
Norddeutsche Landesbank, 0.875%, 2015 (n)	2,400,000	2,412,000
Royal Bank of Canada, 1.125%, 2016	3,700,000	3,719,388
SpareBank 1 Boligkreditt A.S., 2.625%, 2016 (n)	2,260,000	2,351,688

		$21,145,227
Broadcasting - 0.3%
WPP Finance, 8%, 2014	$4,550,000	$4,750,896

Brokerage & Asset Managers - 0.5%
BlackRock, Inc., 3.5%, 2014	$3,700,000	$3,797,872
BlackRock, Inc., 1.375%, 2015	1,740,000	1,763,281
Franklin Resources, Inc., 1.375%, 2017	1,222,000	1,206,859

		$6,768,012

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Cable TV - 0.7%
DIRECTV Holdings LLC, 4.75%, 2014	$3,000,000	$3,083,130
DIRECTV Holdings LLC, 2.4%, 2017	3,360,000	3,445,334
NBCUniversal Enterprise Co., FRN, 0.776%, 2016 (n)	1,450,000	1,456,319
NBCUniversal Media LLC, 2.1%, 2014	2,100,000	2,105,804

		$10,090,587
Chemicals - 0.2%
Potash Corp. of Saskatchewan, Inc., 5.25%, 2014	$3,210,000	$3,251,878

Computer Software - 0.3%
Adobe Systems, Inc., 3.25%, 2015	$4,085,000	$4,195,279

Computer Software - Systems - 0.3%
Apple, Inc., FRN, 0.492%, 2018	$4,470,000	$4,462,499

Conglomerates - 1.0%
ABB Finance (USA), Inc., 1.625%, 2017	$1,659,000	$1,658,711
ABB Treasury Center USA, Inc., 2.5%, 2016 (n)	3,907,000	4,029,328
General Electric Co., 0.85%, 2015	1,260,000	1,266,521
Pentair Finance S.A., 1.35%, 2015	4,610,000	4,643,247
United Technologies Corp., FRN, 0.739%, 2015	2,560,000	2,575,967

		$14,173,774
Consumer Products - 1.1%
LVMH Moet Hennessy Louis Vuitton S.A., 1.625%, 2017 (n)	$3,150,000	$3,167,968
Mattel, Inc., 1.7%, 2018	1,041,000	1,033,749
Mattel, Inc., 2.5%, 2016	2,030,000	2,097,558
Newell Rubbermaid, Inc., 2%, 2015	2,337,000	2,371,382
Newell Rubbermaid, Inc., 2.05%, 2017	2,748,000	2,760,036
Procter & Gamble Co., 0.75%, 2016	3,410,000	3,413,731
Reckitt Benckiser PLC, 2.125%, 2018 (n)	1,820,000	1,827,049

		$16,671,473
Consumer Services - 0.8%
eBay, Inc., 1.35%, 2017	$3,482,000	$3,483,132
Experian Finance PLC, 2.375%, 2017 (n)	3,189,000	3,191,491
Western Union Co., 2.375%, 2015	1,970,000	2,020,186
Western Union Co., FRN, 1.239%, 2015	3,800,000	3,812,251

		$12,507,060
Defense Electronics - 0.2%
BAE Systems Holdings, Inc., 4.95%, 2014 (n)	$2,640,000	$2,677,237

Electrical Equipment - 0.1%
Arrow Electronics, Inc., 3%, 2018	$1,326,000	$1,352,192

Electronics - 0.9%
Applied Materials, Inc., 2.65%, 2016	$1,670,000	$1,736,932
Intel Corp., 1.35%, 2017	6,765,000	6,749,698
Tyco Electronics Group S.A., 1.6%, 2015	3,160,000	3,187,599
Tyco Electronics Group S.A., 2.375%, 2018	1,500,000	1,494,374

		$13,168,603
Emerging Market Quasi-Sovereign - 2.4%
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	$979,000	$993,685
CNOOC Finance (2013) Ltd., 1.125%, 2016	3,570,000	3,563,263

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	$5,420,000	$5,559,478
Gaz Capital S.A., 4.95%, 2016 (n)	1,398,000	1,486,493
Korea Development Bank, 1%, 2016	3,000,000	2,987,826
Korea Expressway Corp., 4.5%, 2015 (n)	2,479,000	2,574,798
Korea Gas Corp., 2.25%, 2017 (n)	2,750,000	2,764,688
Mubadala Development Co., 5.75%, 2014 (n)	3,197,000	3,232,966
National Agricultural Co., 5%, 2014 (n)	2,541,000	2,607,109
Petrobras International Finance Co., 3.875%, 2016	4,654,000	4,770,350
Rosneft, 3.149%, 2017 (n)	2,539,000	2,552,203
State Grid International Development Co. Ltd., 1.75%, 2018 (n)	3,010,000	2,946,630

		$36,039,489
Emerging Market Sovereign - 0.7%
Russian Federation, 3.25%, 2017 (n)	$5,400,000	$5,650,830
State of Qatar, 5.15%, 2014 (n)	1,588,000	1,599,275
State of Qatar, 5.15%, 2014	3,000,000	3,021,300

		$10,271,405
Energy - Independent - 0.9%
Devon Energy Corp., 1.2%, 2016	$2,400,000	$2,406,758
Encana Corp., 5.9%, 2017	3,360,000	3,830,430
Encana Holdings Finance Corp., 5.8%, 2014	3,545,000	3,589,947
Hess Corp., 7%, 2014	3,740,000	3,746,317
Petrohawk Energy Corp., 7.25%, 2018	387,000	414,206

		$13,987,658
Energy - Integrated - 2.3%
BG Energy Capital PLC, 2.875%, 2016 (n)	$4,300,000	$4,483,404
BP Capital Markets PLC, 3.125%, 2015	5,300,000	5,523,718
BP Capital Markets PLC, 0.7%, 2015	1,142,000	1,145,787
Chevron Corp., 0.889%, 2016	1,770,000	1,778,333
Chevron Corp., 1.104%, 2017	3,658,000	3,623,088
Husky Energy, Inc., 5.9%, 2014	2,965,000	3,021,649
Petro-Canada Financial Partnership, 5%, 2014	2,950,000	3,049,648
Shell International Finance B.V., 1.125%, 2017	3,430,000	3,417,511
Shell International Finance B.V., FRN, 0.451%, 2016	2,740,000	2,740,759
Total Capital International S.A., 1.5%, 2017	1,670,000	1,691,862
TOTAL S.A., 3%, 2015	2,810,000	2,911,691

		$33,387,450
Entertainment - 0.1%
Viacom, Inc., 1.25%, 2015	$2,100,000	$2,113,085

Financial Institutions - 1.5%
General Electric Capital Corp., 2.15%, 2015	$2,180,000	$2,217,614
General Electric Capital Corp., FRN, 0.843%, 2015	2,500,000	2,519,065
General Electric Capital Corp., FRN, 0.839%, 2016	3,270,000	3,294,218
General Electric Capital Corp., FRN, 0.472%, 2016	6,750,000	6,753,949
LeasePlan Corp. N.V., 3%, 2017 (n)	3,370,000	3,435,041
LeasePlan Corp. N.V., 2.5%, 2018 (n)	1,208,000	1,198,916
NYSE Euronext, 2%, 2017	3,266,000	3,315,790

		$22,734,593
Food & Beverages - 4.4%
Anheuser-Busch InBev S.A., 3.625%, 2015	$1,350,000	$1,401,332
Anheuser-Busch InBev S.A., 0.8%, 2016	1,260,000	1,264,385

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - continued
Anheuser-Busch InBev S.A., 1.375%, 2017	$5,370,000	$5,369,039
Campbell Soup Co., FRN, 0.542%, 2014	4,570,000	4,573,793
Coca-Cola Co., 1.15%, 2018	2,480,000	2,441,530
Coca-Cola Co., FRN, 0.342%, 2016	3,120,000	3,120,852
Conagra Foods, Inc., 5.875%, 2014	2,000,000	2,021,688
Diageo Capital PLC, 1.5%, 2017	2,750,000	2,763,978
General Mills, Inc., 5.2%, 2015	1,990,000	2,092,638
Heineken N.V., 0.8%, 2015 (n)	2,810,000	2,814,167
Ingredion, Inc., 3.2%, 2015	1,025,000	1,061,788
Ingredion, Inc., 1.8%, 2017	2,092,000	2,045,574
Kellogg Co., 4.45%, 2016	1,209,000	1,302,074
Kraft Foods Group, Inc. , 1.625%, 2015	5,170,000	5,240,824
Molson Coors Brewing Co., 2%, 2017	3,330,000	3,363,393
Mondelez International, Inc., 6.75%, 2014	1,100,000	1,102,614
PepsiCo, Inc., 2.5%, 2016	3,400,000	3,528,381
Pernod-Ricard S.A., 2.95%, 2017 (n)	5,000,000	5,203,865
SABMiller Holdings, Inc., 1.85%, 2015 (n)	2,630,000	2,659,922
SABMiller Holdings, Inc., 2.45%, 2017 (n)	2,060,000	2,130,011
SABMiller Holdings, Inc., FRN, 0.932%, 2018 (n)	2,160,000	2,170,472
Want Want China Finance Co., 1.875%, 2018 (n)	3,190,000	3,062,276
Wm. Wrigley Jr. Co., 1.4%, 2016 (n)	3,712,000	3,732,750
Wm. Wrigley Jr. Co., 2.4%, 2018 (n)	525,000	529,207

		$64,996,553
Food & Drug Stores - 0.6%
CVS Caremark Corp., 3.25%, 2015	$2,372,000	$2,452,719
CVS Caremark Corp., 1.2%, 2016	2,800,000	2,813,275
Walgreen Co., 1%, 2015	4,120,000	4,137,687

		$9,403,681
Gaming & Lodging - 0.2%
Wyndham Worldwide Corp., 2.95%, 2017	$3,473,000	$3,560,096

Industrial - 0.2%
Cornell University, 4.35%, 2014	$3,070,000	$3,070,000

Insurance - 2.4%
Aflac, Inc., 3.45%, 2015	$3,840,000	$4,006,802
American International Group, Inc., 3%, 2015	3,360,000	3,450,280
American International Group, Inc., 5.85%, 2018	1,525,000	1,754,477
ING U.S., Inc., 2.9%, 2018	2,515,000	2,593,621
Lincoln National Corp., 4.3%, 2015	2,060,000	2,155,104
MetLife, Inc., 1.756%, 2017	1,199,000	1,202,386
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	1,450,000	1,473,977
Metropolitan Life Global Funding I, 0.769%, 2016 (n)	4,570,000	4,594,692
New York Life Global Funding, 1.3%, 2015 (n)	4,590,000	4,632,026
PRICOA Global Funding I, FRN, 0.508%, 2015 (n)	2,590,000	2,595,193
Prudential Financial, Inc., FRN, 1.021%, 2018	3,690,000	3,703,092
UnumProvident Corp., 6.85%, 2015 (n)	2,590,000	2,831,642

		$34,993,292
Insurance - Health - 0.2%
Aetna, Inc., 1.5%, 2017	$674,000	$669,076
WellPoint, Inc., 5%, 2014	120,000	124,719
Wellpoint, Inc., 1.25%, 2015	2,400,000	2,421,322

		$3,215,117

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - Property & Casualty - 1.2%
ACE Ltd., 2.6%, 2015	$2,890,000	$2,991,216
Allstate Corp., 6.2%, 2014	1,490,000	1,514,198
Aon Corp., 3.5%, 2015	3,200,000	3,335,104
AXIS Capital Holdings Ltd., 5.75%, 2014	3,480,000	3,620,522
Berkshire Hathaway, Inc., FRN, 0.941%, 2014	3,210,000	3,222,217
QBE Insurance Group Ltd., 2.4%, 2018 (n)	2,969,000	2,877,080

		$17,560,337
International Market Quasi-Sovereign - 6.6%
Achmea Hypotheekbank N.V., FRN, 0.592%, 2014 (n)	$2,500,000	$2,504,830
Bank Nederlandse Gemeenten N.V., 1.375%, 2018 (n)	4,070,000	4,030,969
Commonwealth Bank of Australia, 2.9%, 2014 (n)	2,000,000	2,032,640
Dexia Credit Local S.A., 1.25%, 2016 (n)	5,210,000	5,229,006
Dexia Credit Local S.A., 2.25%, 2019 (z)	2,070,000	2,072,318
Eksportfinans A.S.A., 3%, 2014	5,000,000	5,035,000
Electricite de France, 2.15%, 2019 (n)	3,953,000	3,932,247
FMS Wertmanagement, 0.625%, 2016	3,360,000	3,363,797
KfW Bankengruppe, 3.5%, 2014	3,066,000	3,075,965
KfW Bankengruppe, 0.5%, 2015	3,400,000	3,409,622
Kommunalbanken A.S., 1%, 2014 (n)	2,080,000	2,086,282
Kommunalbanken A.S., 1%, 2015 (n)	3,000,000	3,022,440
Kommunalbanken A.S., 1.75%, 2015 (n)	1,000,000	1,022,250
Kommunalbanken A.S., 0.75%, 2016 (n)	3,860,000	3,847,813
Kommunalbanken A.S., FRN, 0.366%, 2016 (n)	4,360,000	4,360,000
Kreditanstalt für Wiederaufbau, FRN, 0.207%, 2015	4,670,000	4,669,668
Landwirtschaftliche Rentenbank, 3.125%, 2016 (n)	1,700,000	1,786,802
Municipality Finance PLC, 2.375%, 2016	3,410,000	3,542,117
Nederlandse Waterschapsbank N.V., 1.375%, 2014 (n)	1,550,000	1,555,130
Nederlandse Waterschapsbank N.V., 0.75%, 2016 (n)	3,480,000	3,488,122
Petroleos Mexicanos, 3.125%, 2019 (z)	2,522,000	2,532,181
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	7,550,000	7,609,660
Statoil A.S.A., 2.9%, 2014	4,380,000	4,456,943
Statoil A.S.A., 1.8%, 2016	2,350,000	2,404,419
Statoil A.S.A., FRN, 0.531%, 2018	1,205,000	1,203,996
Statoil A.S.A., FRN, 0.699%, 2018	3,010,000	3,028,358
Swedish Export Credit Corp., FRN, 0.989%, 2014	8,640,000	8,671,268
Westpac Banking Corp., 3.45%, 2014 (n)	3,370,000	3,422,269

		$97,396,112
International Market Sovereign - 0.6%
Kingdom of Belgium, 2.875%, 2014	$2,500,000	$2,538,310
Kingdom of Sweden, 1%, 2018 (n)	3,500,000	3,452,211
Republic of Iceland, 4.875%, 2016 (n)	3,494,000	3,651,230

		$9,641,751
Internet - 0.1%
Baidu, Inc., 3.25%, 2018	$892,000	$901,828

Local Authorities - 1.6%
Kommuninvest i Sverige AB, 0.5%, 2016 (n)	$5,440,000	$5,423,299
Kommuninvest i Sverige AB, 0.875%, 2016 (n)	6,350,000	6,356,667
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043	3,730,000	3,745,815
Province of Ontario, 2.3%, 2016	4,700,000	4,871,973
State of Illinois, 4.961%, 2016	3,275,000	3,510,964

		$23,908,718

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Machinery & Tools - 0.1%
Caterpillar Financial Services Corp., 1.1%, 2015	$1,260,000	$1,271,243

Major Banks - 12.1%
ABN AMRO Bank N.V., 1.375%, 2016 (n)	$6,820,000	$6,875,201
Bank of America Corp., 7.375%, 2014	1,075,000	1,095,377
Bank of America Corp., 4.5%, 2015	1,000,000	1,042,350
Bank of America Corp., 1.5%, 2015	3,060,000	3,090,511
Bank of America Corp., 1.25%, 2016	5,250,000	5,284,157
Bank of America Corp., 6.5%, 2016	2,625,000	2,952,734
Bank of America Corp., FRN, 0.523%, 2016	1,910,000	1,891,303
Bank of Montreal, FRN, 0.842%, 2018	1,990,000	2,003,251
Bank of Nova Scotia, FRN, 0.643%, 2016	5,890,000	5,901,397
Bank of Nova Scotia, FRN, 0.759%, 2016	1,990,000	1,998,336
Barclays Bank PLC, 5.2%, 2014	3,660,000	3,737,438
BNP Paribas, 2.7%, 2018	4,370,000	4,445,584
BNP Paribas, FRN, 0.832%, 2016	1,280,000	1,283,988
Canadian Imperial Bank of Commerce, FRN, 0.757%, 2016	2,270,000	2,279,541
Commonwealth Bank of Australia, 3.75%, 2014 (n)	4,574,000	4,679,202
Commonwealth Bank of Australia, FRN, 0.745%, 2016 (n)	4,820,000	4,831,361
Credit Suisse New York, 5.5%, 2014	4,630,000	4,688,208
DBS Bank Ltd., 2.35%, 2017 (n)	4,010,000	4,106,886
DNB Bank A.S.A., 3.2%, 2017 (n)	4,190,000	4,404,319
Goldman Sachs Group, Inc., 5.125%, 2015	3,930,000	4,091,118
Goldman Sachs Group, Inc., 1.6%, 2015	3,690,000	3,732,051
Goldman Sachs Group, Inc., FRN, 1.239%, 2014	2,000,000	2,009,574
Goldman Sachs Group, Inc., FRN, 1.436%, 2018	2,310,000	2,334,994
Goldman Sachs Group, Inc., FRN, 1.341%, 2018	3,020,000	3,026,988
HSBC Bank PLC, 3.1%, 2016 (n)	2,520,000	2,644,740
HSBC Bank PLC, FRN, 0.881%, 2018 (n)	3,872,000	3,889,943
HSBC USA, Inc., 2.375%, 2015	1,650,000	1,681,861
ING Bank N.V., 3.75%, 2017 (n)	2,644,000	2,809,514
ING Bank N.V., FRN, 1.192%, 2016 (n)	1,450,000	1,462,663
ING Bank N.V., FRN, 1.886%, 2015 (n)	3,680,000	3,758,049
JPMorgan Chase & Co., 2%, 2017	2,087,000	2,114,064
JPMorgan Chase & Co., FRN, 0.993%, 2014	4,620,000	4,627,923
JPMorgan Chase & Co., FRN, 0.857%, 2016	2,500,000	2,510,290
KeyCorp, 3.75%, 2015	3,850,000	4,017,922
Kookmin Bank, 7.25%, 2014 (n)	2,200,000	2,238,797
Morgan Stanley, 6%, 2014	2,060,000	2,091,271
Morgan Stanley, 6%, 2015	3,290,000	3,494,418
Morgan Stanley, FRN, 1.488%, 2016	3,410,000	3,455,922
National Australia Bank Ltd., 2%, 2015	4,810,000	4,892,251
Nordea Bank AB, FRN, 0.699%, 2016 (n)	2,802,000	2,810,252
PNC Bank N.A., 1.3%, 2016	3,180,000	3,202,613
PNC Bank N.A., 1.15%, 2016	4,550,000	4,564,296
PNC Funding Corp., 3.625%, 2015	2,300,000	2,372,687
Royal Bank of Canada, 0.8%, 2015	3,000,000	3,014,514
Royal Bank of Canada, FRN, 0.702%, 2016	2,920,000	2,931,341
Royal Bank of Scotland PLC, 2.55%, 2015	1,000,000	1,022,800
Royal Bank of Scotland PLC, 4.375%, 2016	4,880,000	5,217,271
Standard Chartered PLC, 3.85%, 2015 (n)	3,730,000	3,864,317
Standard Chartered PLC, FRN, 1.189%, 2014 (n)	2,700,000	2,706,809
State Street Corp., 4.3%, 2014	3,750,000	3,797,449
Sumitomo Mitsui Banking Corp., 1.35%, 2015	3,770,000	3,810,305

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Wells Fargo & Co., 3.75%, 2014	$1,350,000	$1,380,370
Wells Fargo & Co., 1.25%, 2015	5,320,000	5,363,039
Wells Fargo & Co., FRN, 0.767%, 2016	3,550,000	3,567,594
Westpac Banking Corp., 2%, 2017	1,780,000	1,812,476

		$178,913,630
Medical & Health Technology & Services - 1.6%
Baxter International, Inc., 1.85%, 2017	$2,610,000	$2,654,347
Becton, Dickinson & Co., 1.75%, 2016	2,030,000	2,082,518
Catholic Health Initiatives, 1.6%, 2017	2,480,000	2,441,677
Covidien International Finance S.A., 1.35%, 2015	2,440,000	2,462,682
Express Scripts Holding Co., 2.1%, 2015	4,225,000	4,287,344
McKesson Corp., 0.95%, 2015	3,090,000	3,095,052
McKesson Corp., 3.25%, 2016	4,190,000	4,389,063
Thermo Fisher Scientific, Inc., 2.25%, 2016	2,960,000	3,042,406

		$24,455,089
Metals & Mining - 1.5%
Barrick Gold Corp., 2.5%, 2018	$1,770,000	$1,765,947
Barrick International (Barbados) Corp., 5.75%, 2016 (n)	1,307,000	1,452,540
BHP Billiton Finance Ltd., 5.5%, 2014	2,250,000	2,268,549
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 2017	4,750,000	4,823,658
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 2018	1,620,000	1,623,668
Glencore Funding LLC, FRN, 1.396%, 2016 (n)	4,270,000	4,257,476
Rio Tinto Finance (USA) Ltd., 2.5%, 2016	2,210,000	2,281,863
Rio Tinto Finance (USA) Ltd., FRN, 1.084%, 2016	4,020,000	4,055,987

		$22,529,688
Mortgage-Backed - 2.2%
Fannie Mae, 5.5%, 2014 - 2019	$1,144,914	$1,231,727
Fannie Mae, 7%, 2015 - 2016	190,212	198,149
Fannie Mae, 5.132%, 2016	649,593	692,226
Fannie Mae, 5.724%, 2016	2,032,887	2,231,602
Fannie Mae, 6.5%, 2016 - 2017	585,578	617,545
Fannie Mae, 1.114%, 2017	4,070,000	4,060,586
Fannie Mae, 6%, 2017	608,881	636,584
Fannie Mae, 4.5%, 2018 - 2023	1,776,251	1,903,473
Fannie Mae, 5%, 2018 - 2023	1,391,427	1,500,822
Fannie Mae, 5%, 2020 (f)	1,542,125	1,668,755
Fannie Mae, FRN, 2.375%, 2033	622,822	664,597
Fannie Mae, FRN, 2.48%, 2033	107,100	108,767
Fannie Mae, FRN, 2.585%, 2033	114,674	121,763
Freddie Mac, 7.5%, 2015	33,410	33,366
Freddie Mac, 1.655%, 2016	281,484	285,830
Freddie Mac, 6%, 2016 - 2017	359,880	374,263
Freddie Mac, 1.426%, 2017	1,039,000	1,045,446
Freddie Mac, 5.5%, 2017 - 2025	1,801,611	1,967,084
Freddie Mac, 5%, 2018 - 2020	1,527,424	1,634,859
Freddie Mac, 2.5%, 2028	11,593,435	11,652,261
Ginnie Mae, FRN, 1.625%, 2032	144,378	150,331

		$32,780,036
Municipals - 0.5%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 2016	$7,060,000	$7,084,498

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Natural Gas - Distribution - 0.3%
GDF Suez, 1.625%, 2017 (n)	$4,630,000	$4,648,427

Natural Gas - Pipeline - 1.1%
Energy Transfer Partners LP, 8.5%, 2014	$2,005,000	$2,035,867
Enterprise Products Operating LP, 3.7%, 2015	4,320,000	4,488,510
Enterprise Products Operating LP, 3.2%, 2016	740,000	773,330
Enterprise Products Operating LP, 6.5%, 2019	1,280,000	1,529,441
ONEOK Partners LP, 3.2%, 2018	2,400,000	2,495,376
TransCanada PipeLines Ltd., 3.4%, 2015	4,100,000	4,250,409
TransCanada PipeLines Ltd., FRN, 0.927%, 2016	1,390,000	1,401,009

		$16,973,942
Network & Telecom - 2.2%
AT&T, Inc., 0.8%, 2015	$4,010,000	$4,012,915
AT&T, Inc., 2.4%, 2016	2,750,000	2,836,116
AT&T, Inc., FRN, 0.624%, 2016	2,330,000	2,328,392
AT&T, Inc., FRN, 1.146%, 2018	3,850,000	3,889,790
BellSouth Corp., 5.2%, 2014	2,207,000	2,270,189
France Telecom, 4.375%, 2014	2,390,000	2,428,816
France Telecom, 2.125%, 2015	1,900,000	1,935,367
Verizon Communications, Inc., 0.7%, 2015	3,210,000	3,205,028
Verizon Communications, Inc., 2%, 2016	2,610,000	2,666,809
Verizon Communications, Inc., FRN, 1.773%, 2016	7,500,000	7,721,370

		$33,294,792
Oil Services - 0.3%
Noble Corp., 3.45%, 2015	$2,270,000	$2,349,943
Transocean, Inc., 2.5%, 2017	1,970,000	1,998,526

		$4,348,469
Oils - 0.2%
Phillips 66, 1.95%, 2015	$2,680,000	$2,719,892

Other Banks & Diversified Financials - 8.3%
Abbey National Treasury Services PLC, 3.05%, 2018	$2,403,000	$2,482,873
American Express Centurion Bank, FRN, 0.689%, 2015	2,750,000	2,758,778
American Express Credit Corp., FRN, 1.342%, 2015	2,400,000	2,430,989
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.687%, 2016 (n)	2,100,000	2,102,197
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.852%, 2016 (n)	6,220,000	6,247,244
Banque Federative du Credit Mutuel, FRN, 1.085%, 2016 (n)	2,780,000	2,788,248
Banque Federative du Credit Mutuel, FRN, 1.087%, 2017 (n)	1,150,000	1,149,672
BB&T Corp., 2.05%, 2014	2,000,000	2,005,240
BBVA Senior Finance S.A. Unipersonal, FRN, 2.363%, 2014	3,500,000	3,516,247
Capital One Financial Corp., 2.15%, 2015	1,752,000	1,779,629
Capital One Financial Corp., FRN, 1.389%, 2014	4,550,000	4,566,466
Capital One Financial Corp., FRN, 0.878%, 2015	2,000,000	2,004,876
Citigroup, Inc., 6.375%, 2014	2,380,000	2,452,212
Citigroup, Inc., 6.01%, 2015	1,880,000	1,973,111
Citigroup, Inc., 1.25%, 2016	6,000,000	6,027,690
Danske Bank A.S., 3.75%, 2015 (n)	360,000	371,948
Groupe BPCE S.A., 2.5%, 2018	2,520,000	2,521,487
Groupe BPCE S.A., FRN, 1.489%, 2016	6,800,000	6,888,189
Intesa Sanpaolo S.p.A., 3.125%, 2016	3,600,000	3,672,018
Intesa Sanpaolo S.p.A., 2.375%, 2017	1,950,000	1,948,596
Intesa Sanpaolo S.p.A., FRN, 2.638%, 2014 (n)	2,490,000	2,492,724

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Lloyds Bank PLC, 2.3%, 2018	$1,700,000	$1,707,954
Lloyds TSB Bank PLC, 4.375%, 2015 (n)	5,110,000	5,285,784
Macquarie Bank Ltd., 5%, 2017 (n)	6,790,000	7,390,236
National Bank of Canada, 1.5%, 2015	2,970,000	3,007,413
Rabobank Nederland N.V., 4.2%, 2014 (n)	3,770,000	3,810,339
Rabobank Nederland N.V., 3.375%, 2017	3,967,000	4,232,281
Rabobank Nederland N.V., FRN, 0.723%, 2016	1,990,000	1,999,681
Santander Holdings USA, Inc., 3.45%, 2018	2,280,000	2,364,150
Santander UK PLC, 3.875%, 2014 (n)	4,525,000	4,638,867
Skandinaviska Enskilda, 1.75%, 2018 (n)	2,500,000	2,479,025
SunTrust Banks, Inc., 3.5%, 2017	4,907,000	5,204,541
Svenska Handelsbanken AB, 4.875%, 2014 (n)	3,330,000	3,382,947
Svenska Handelsbanken AB, 2.875%, 2017	3,548,000	3,713,841
Svenska Handelsbanken AB, FRN, 0.696%, 2016	1,000,000	1,003,014
Svenska Handelsbanken AB, FRN, 0.716%, 2016	4,500,000	4,510,624
Swedbank AB, 2.125%, 2017 (n)	4,637,000	4,686,736
Union Bank, 3%, 2016	1,910,000	2,004,335

		$123,602,202
Personal Computers & Peripherals - 0.3%
Hewlett-Packard Co., 2.625%, 2014	$4,120,000	$4,191,569

Pharmaceuticals - 2.4%
AbbVie, Inc., FRN, 0.998%, 2015	$4,440,000	$4,482,615
Amgen, Inc., 2.3%, 2016	3,570,000	3,685,668
Bristol-Myers Squibb Co., 0.875%, 2017	3,507,000	3,476,458
Celgene Corp., 2.45%, 2015	5,312,000	5,465,586
Mylan, Inc., 1.8%, 2016 (n)	2,710,000	2,758,428
Mylan, Inc., 1.35%, 2016	1,785,000	1,786,976
Sanofi, 1.2%, 2014	650,000	653,940
Sanofi, 1.25%, 2018	5,060,000	4,973,160
Sanofi, FRN, 0.557%, 2014	5,000,000	5,002,195
Teva Pharmaceutical Finance III, 1.7%, 2014	1,410,000	1,412,589
Watson Pharmaceuticals, Inc., 1.875%, 2017	2,240,000	2,234,844

		$35,932,459
Printing & Publishing - 0.6%
Pearson Dollar Finance PLC, 5.7%, 2014 (n)	$4,900,000	$4,969,781
Thomson Reuters Corp., 0.875%, 2016	3,530,000	3,512,827

		$8,482,608
Real Estate - 1.0%
ERP Operating, REIT, 5.125%, 2016	$2,738,000	$2,972,742
HCP, Inc., REIT, 2.7%, 2014	2,750,000	2,750,000
Health Care REIT, Inc., 2.25%, 2018	1,686,000	1,692,805
Mack-Cali Realty LP, 2.5%, 2017	2,000,000	1,999,218
Simon Property Group, Inc., REIT, 4.2%, 2015	1,000,000	1,026,511
Simon Property Group, Inc., REIT, 1.5%, 2018 (n)	1,935,000	1,910,789
Ventas Realty LP, 1.55%, 2016	2,160,000	2,179,608

		$14,531,673
Retailers - 0.3%
Wesfarmers Ltd., 2.983%, 2016 (n)	$2,900,000	$3,020,263
Wesfarmers Ltd., 1.874%, 2018 (n)	2,068,000	2,048,974

		$5,069,237

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Specialty Chemicals - 0.7%
Airgas, Inc., 4.5%, 2014	$5,480,000	$5,608,106
Ecolab, Inc., 2.375%, 2014	2,570,000	2,608,021
Ecolab, Inc., 1%, 2015	2,520,000	2,529,463

		$10,745,590
Supermarkets - 0.4%
Tesco PLC, 2%, 2014 (n)	$3,510,000	$3,550,804
Woolworths Ltd., 2.55%, 2015 (n)	1,900,000	1,953,134

		$5,503,938
Supranational - 1.3%
Central American Bank for Economic Integration, 5.375%, 2014 (n)	$4,240,000	$4,349,036
European Investment Bank, 3%, 2014	3,730,000	3,748,464
Inter-American Development Bank, 3%, 2014	3,980,000	4,004,342
International Bank for Reconstruction and Development, 0.5%, 2016	6,860,000	6,859,760

		$18,961,602
Telecommunications - Wireless - 1.1%
America Movil S.A.B. de C.V., 2.375%, 2016	$1,564,000	$1,614,796
American Tower Trust I, REIT, 1.551%, 2043 (n)	2,840,000	2,788,593
Crown Castle Towers LLC, 4.523%, 2015 (n)	2,660,000	2,737,648
Crown Castle Towers LLC, 3.214%, 2015 (n)	2,730,000	2,781,499
Vodafone Group PLC, 4.15%, 2014	2,750,000	2,785,412
Vodafone Group PLC, 5.375%, 2015	3,000,000	3,142,734

		$15,850,682
Tobacco - 0.7%
B.A.T. International Finance PLC, 1.4%, 2015 (n)	$2,820,000	$2,849,545
Imperial Tobacco Finance PLC, 2.05%, 2018 (n)	2,206,000	2,194,110
Lorillard Tobacco Co., 3.5%, 2016	2,590,000	2,730,238
Reynolds American, Inc., 1.05%, 2015	2,650,000	2,659,124

		$10,433,017
Transportation - Services - 0.2%
ERAC USA Finance Co., 2.75%, 2017 (n)	$2,408,000	$2,483,517

U.S. Government Agencies and Equivalents - 0.4%
Private Export Funding Corp., 1.875%, 2018	$5,240,000	$5,303,519
Small Business Administration, 5.1%, 2016	320,169	328,751
Small Business Administration, 5.46%, 2016	337,486	346,829
Small Business Administration, 5.68%, 2016	286,602	296,387
Small Business Administration, 5.94%, 2016	123,053	128,066
Small Business Administration, 5.37%, 2016	174,438	180,916

		$6,584,468
U.S. Treasury Obligations - 3.4%
U.S. Treasury Notes, 1.5%, 2016	$49,000,000	$50,186,731

Utilities - Electric Power - 3.5%
American Electric Power Co., Inc., 1.65%, 2017	$2,570,000	$2,543,303
Duke Energy Corp., 6.3%, 2014	2,000,000	2,000,000
Duke Energy Corp., 3.35%, 2015	960,000	989,113
Duke Energy Corp., 1.625%, 2017	1,410,000	1,414,568
Duke Energy Indiana, Inc., FRN, 0.592%, 2016	1,760,000	1,760,532
Enel Finance International S.A., 3.875%, 2014 (n)	3,300,000	3,364,713

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Enel Finance International S.A., 6.25%, 2017 (n)	$670,000	$758,775
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	5,150,000	5,240,949
ITC Holdings Corp., 5.875%, 2016 (n)	2,216,000	2,449,263
NextEra Energy Capital Co., 1.2%, 2015	3,610,000	3,630,866
NextEra Energy Capital Holdings, Inc., 1.611%, 2014	2,600,000	2,609,045
NextEra Energy Capital Holdings, Inc., 1.339%, 2015	950,000	957,690
Niagara Mohawk Power Corp., 3.553%, 2014 (n)	3,280,000	3,343,019
PG&E Corp., 5.75%, 2014	3,100,000	3,124,664
PPL WEM Holdings PLC, 3.9%, 2016 (n)	4,710,000	4,969,639
Progress Energy, Inc., 6.05%, 2014	2,000,000	2,012,416
PSEG Power LLC, 2.75%, 2016	2,570,000	2,663,127
Southern Co., 4.15%, 2014	2,260,000	2,283,217
Southern Co., 2.375%, 2015	2,530,000	2,599,838
Southern Co., 2.45%, 2018	2,700,000	2,769,895

		$51,484,632
Total Bonds		$1,438,736,512

Money Market Funds - 2.8%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	41,374,069	$41,374,069
Total Investments		$1,480,110,581

Other Assets, Less Liabilities - 0.3%		3,942,985
Net Assets - 100.0%		$1,484,053,566

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $487,857,501 representing 32.9% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Commercial Asset Trust, FRN, 0.468%, 2035	6/09/05	$918,999	$804,224
Bayview Commercial Asset Trust, FRN, 0.428%, 2036	2/23/06	794,252	687,677
Bayview Commercial Asset Trust, FRN, 0%, 2036	5/16/06	300,076	0
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.761%, 2040	3/01/06	855,937	457,871
Commercial Mortgage Asset Trust, FRN, 0.581%, 2032	8/25/03	19,346	22,606
Dexia Credit Local S.A., 2.25%, 2019	1/23/14	2,063,776	2,072,318
Gramercy Real Estate Ltd., CDO, FRN, 0.559%, 2035	6/21/05-1/18/07	375,024	361,874
Morgan Stanley Capital I, Inc., FRN, 1.602%, 2031	6/10/03	13,648	3
Petroleos Mexicanos, 3.125%, 2019	1/15/14	2,522,000	2,532,181
Total Restricted Securities			$6,938,754
% of Net assets			0.5%

12

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Derivative Contracts at 1/31/14

Futures Contracts Outstanding at 1/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	101	$12,183,125	March - 2014	$22,257

At January 31, 2014, the fund had liquid securities with an aggregate value of $114,691 to cover any commitments for certain derivative contracts.

Cleared Swap Agreements at 1/31/14

Expiration	Notional Amount		Counterparty	Cash Flows to Pay	Cash Flows to Receive	Fair Value
Asset Derivatives
Credit Default Swap Agreements
12/20/18	USD	20,000,000	Merrill Lynch International Bank (a)	1.00% (fixed rate)	(1)	$294,831

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.IG.21, a BBB+ rated credit default index. The fund entered into the contract to manage market/sector exposure.

(a)	Net unamortized premiums paid (received) by the fund amounted to $153,870

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

13

Supplemental Information

1/31/14 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and swap agreements. The following is a summary of the levels used as of January 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$56,771,199	$—	$56,771,199
Non-U.S. Sovereign Debt	—	172,310,361	—	172,310,361
Municipal Bonds	—	7,084,498	—	7,084,498
U.S. Corporate Bonds	—	539,451,291	—	539,451,291
Residential Mortgage-Backed Securities	—	44,035,119	—	44,035,119
Commercial Mortgage-Backed Securities	—	15,576,503	—	15,576,503
Asset-Backed Securities (including CDOs)	—	147,776,181	—	147,776,181
Foreign Bonds	—	455,731,360	—	455,731,360
Mutual Funds	41,374,069	—	—	41,374,069
Total Investments	$41,374,069	$1,438,736,512	$—	$1,480,110,581

Other Financial Instruments
Futures Contracts	$22,257	$—	$—	$22,257
Swap Agreements	—	294,831	—	294,831

For further information regarding security characteristics, see the Portfolio of Investments.

14

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,477,998,712
Gross unrealized appreciation	16,292,272
Gross unrealized depreciation	(14,180,403)
Net unrealized appreciation (depreciation)	$2,111,869

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	41,336,989	353,970,610	(353,933,530)	41,374,069

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$38,213	$41,374,069

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2014, are as follows:

United States	57.1%
United Kingdom	6.2%
France	5.2%
Canada	4.0%
Australia	3.6%
Netherlands	3.4%
Sweden	3.1%
Germany	2.8%
Japan	2.7%
Other Countries	11.9%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

15

QUARTERLY REPORT

January 31, 2014

MFS® MUNICIPAL LIMITED MATURITY FUND

PORTFOLIO OF INVESTMENTS

1/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.9%
Airport Revenue - 4.5%
Atlanta, GA, Airport Passenger Facility Charge Rev., “B”, 5%, 2018	$2,000,000	$2,300,646
Atlanta, GA, Airport Rev., “A”, AGM, 5.375%, 2015	1,000,000	1,020,140
Atlanta, GA, Airport Rev., “B”, 5%, 2018	700,000	805,238
Atlanta, GA, Airport Rev., “B”, 5%, 2020	400,000	463,864
Broward County, FL, Airport System Rev., “Q-1”, 3%, 2015	550,000	573,106
Broward County, FL, Airport System Rev., “Q-1”, 5%, 2015	1,000,000	1,074,960
Broward County, FL, Airport System Rev., “Q-1”, 4%, 2016	150,000	162,834
Broward County, FL, Airport System Rev., “Q-1”, 5%, 2016	850,000	945,039
Broward County, FL, Airport System Rev., “Q-1”, 4%, 2017	250,000	275,810
Broward County, FL, Airport System Rev., “Q-1”, 5%, 2017	700,000	797,272
Chicago, IL, Midway Airport Rev., Second Lien, “B”, 5%, 2019	5,375,000	5,595,268
Chicago, IL, Midway Airport Rev., Second Lien, “B”, 5%, 2020	5,640,000	5,871,635
Chicago, IL, O’Hare International Airport Rev., “B”, 4%, 2015	11,850,000	12,234,059
Chicago, IL, O’Hare International Airport Rev., “B”, 4%, 2016	7,460,000	7,932,516
Cleveland, OH, Airport System Rev., “A”, AMBAC, 5.25%, 2017	1,000,000	1,121,090
Dallas Fort Worth, TX, International Airport Rev., “F”, 5%, 2014	600,000	621,300
Dallas Fort Worth, TX, International Airport Rev., “F”, 4%, 2015	300,000	317,508
Dallas Fort Worth, TX, International Airport Rev., “F”, 4%, 2018	5,415,000	5,856,268
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 2016	1,000,000	1,103,780
Denver, CO, City & County Airport Systems Rev., “A”, 4%, 2017	1,250,000	1,357,125
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 2018	300,000	347,628
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 2019	445,000	512,244
Guam International Airport Authority Rev., “C”, 4%, 2015	500,000	513,965
Guam International Airport Authority Rev., “C”, 5%, 2016	255,000	269,721
Guam International Airport Authority Rev., “C”, 5%, 2017	420,000	446,166
Houston, TX, Airport System Rev., “B”, 5%, 2020	1,000,000	1,155,430
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 2016	1,020,000	1,116,982
Metropolitan Nashville, TN, Airport Authority Rev., “A”, ASSD GTY, 4.5%, 2014	1,500,000	1,526,010
Metropolitan Nashville, TN, Airport Authority Rev., “B”, AGM, 4%, 2015	1,500,000	1,561,785
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 2018	2,000,000	2,271,120
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 2019	1,875,000	2,122,838
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 2020	1,750,000	1,966,405
Philadelphia, PA, Airport Rev., “B”, AGM, 5%, 2016	1,265,000	1,380,583
Portland, ME, General Airport Rev., 4%, 2018	440,000	466,418
Portland, ME, General Airport Rev., 4%, 2020	200,000	210,142
Portland, ME, General Airport Rev., 5%, 2022	300,000	329,991
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 2020	500,000	576,110
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 2022	1,100,000	1,250,964
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 2025	1,000,000	1,109,300

		$69,563,260
General Obligations - General Purpose - 20.2%
Arkansas Four-Lane Highway Construction & Improvement Rev., 5%, 2021	$5,000,000	$6,010,500
Austin, TX, Public Improvement Rev., 5%, 2022	5,000,000	5,971,800
California Economic Recovery, “B”, 5%, 2023 (b)	1,500,000	1,529,355
Chandler, AZ, 5%, 2022	1,000,000	1,119,170
Charleston County, SC, Transportation Sales Tax, 5%, 2022	3,095,000	3,731,270
Columbus, OH, 5%, 2022	2,350,000	2,800,707
Columbus, OH, General Obligation, 5%, 2021	5,000,000	5,989,600
Commonwealth of Massachusetts Consolidated Loan, “A”, 5%, 2015 (c)	2,500,000	2,629,300
Commonwealth of Massachusetts Consolidated Loan, “A”, 5%, 2016	1,000,000	1,050,500
Commonwealth of Massachusetts Consolidated Loan, “C”, 5%, 2015 (c)	5,000,000	5,375,700

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - General Purpose - continued
Commonwealth of Massachusetts Consolidated Loan, “D”, 0.47%, 2018	$1,500,000	$1,494,840
Commonwealth of Massachusetts, General Obligation, “B”, 5%, 2021	6,185,000	7,407,713
Commonwealth of Pennsylvania, AGM, 5%, 2014	2,000,000	2,055,820
Corpus Christi, TX, General Improvement, ASSD GTY, 4%, 2017	2,000,000	2,183,620
Detroit, MI, District Aid, 5%, 2014	3,000,000	3,082,440
Durham County, NC, 5%, 2019	1,000,000	1,182,810
Fairfax County, VA, Public Improvement Rev., “A”, 4%, 2016	31,060,000	34,019,086
Fulton County, GA, “A”, 3%, 2017	2,515,000	2,694,370
Henry County, GA, 5%, 2014	1,080,000	1,101,319
Lake Oswego, OR , 4%, 2019	1,195,000	1,346,598
Lake Oswego, OR , 4%, 2020	1,830,000	2,052,089
Lake Oswego, OR , 4%, 2021	2,330,000	2,597,135
Metropolitan Government of Nashville & Davidson County, TN, “A”, 4%, 2017	4,000,000	4,444,840
New Orleans, LA, 5%, 2019	4,000,000	4,510,840
New York, NY, “B”, 5%, 2017	7,120,000	8,136,309
New York, NY, “C”, 5%, 2017	1,000,000	1,142,740
New York, NY, “J-4”, FRN, 0.59%, 2025	1,035,000	1,036,521
North Carolina Public Improvement, “A”, 5%, 2016	8,505,000	9,388,159
Philadelphia, PA, Redevelopment Authority Rev. (Transformation Initiative), 3%, 2014	950,000	953,867
Philadelphia, PA, Redevelopment Authority Rev. (Transformation Initiative), 5%, 2014	705,000	710,520
Philadelphia, PA, Redevelopment Authority Rev. (Transformation Initiative), 3%, 2015	1,000,000	1,024,040
Philadelphia, PA, Redevelopment Authority Rev. (Transformation Initiative), 5%, 2015	730,000	764,843
Pierce County, WA, “A”, 5%, 2022	3,290,000	3,882,661
Pittsburgh, PA, “N”, AGM, 5.25%, 2015	1,000,000	1,072,650
Portsmouth, VA, Refunding and Public Improvement, “A”, 5%, 2021	1,375,000	1,625,099
Providence, RI , “A”, 5%, 2020	1,625,000	1,815,726
Providence, RI , “A”, 5%, 2021	1,000,000	1,104,720
Richmond, VA, Public Improvement Rev., “A”, 5%, 2022	5,370,000	6,397,657
Seattle, WA, 5%, 2016	3,780,000	4,151,952
Shelby County, TN, Public Improvement & School, “B”, 5%, 2018	1,100,000	1,278,156
State of California, 5%, 2017	7,000,000	7,956,550
State of Hawaii, “EE”, 5%, 2020	9,000,000	10,763,010
State of Illinois, AGM, 5%, 2015	2,000,000	2,080,840
State of Illinois, AGM, 5%, 2016	2,750,000	2,965,243
State of Illinois, 5%, 2021	1,500,000	1,692,540
State of Illinois, 5%, 2022	1,250,000	1,398,025
State of Illinois, 5%, 2023	1,300,000	1,425,593
State of Maryland, “B”, 5%, 2017	10,000,000	11,377,400
State of Maryland, “B”, 4.5%, 2017	10,000,000	11,337,100
State of Maryland, “C”, 4%, 2015	1,000,000	1,064,660
State of Massachusetts, “C”, 5.25%, 2017 (c)	4,085,000	4,739,866
State of Minnesota, “B”, 5%, 2021	5,000,000	6,011,450
State of Minnesota, “H”, 5%, 2016	3,000,000	3,373,770
State of Minnesota, “H”, 5%, 2017	2,600,000	3,014,986
State of Minnesota, Trunk Highway Bonds, General Obligation, “B”, 5%, 2015	10,000,000	10,713,200
State of North Carolina, “A”, 5%, 2017	3,500,000	3,973,830
State of Utah, “C”, 5%, 2015	3,000,000	3,201,570
State of Washington, 5%, 2015	3,540,000	3,777,322
State of Washington, “A”, AGM, 5%, 2015 (c)	9,025,000	9,624,802
State of Washington, Various Purposes, “R-A”, 5%, 2015	3,000,000	3,201,120
Tarrant County, TX, 5%, 2018	2,770,000	3,238,629
Washington Motor Vehicle Fuel Tax, “E”, 6%, 2015	5,575,000	5,898,294
Washington Motor Vehicle Fuel Tax, “E”, 6%, 2016	2,760,000	3,067,630
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2020	7,070,000	8,406,442
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2021	7,420,000	8,838,481

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - General Purpose - continued
Washington Motor Vehicle Fuel Tax, “E”, 5.25%, 2022	$7,790,000	$9,407,827
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 5%, 2021	5,500,000	6,597,800
Will County, IL, Forest Preservation District, 5%, 2019	1,250,000	1,469,250
Wisconsin General Obligation, “A”, 5%, 2018	10,100,000	11,786,195
Yakima County, WA, “A”, AGM, 4%, 2017	2,300,000	2,564,523

		$315,834,990
General Obligations - Schools - 4.9%
Bastrop, TX, Independent School District, Capital Appreciation, “N”, PSF, 0%, 2020	$1,000,000	$794,970
Beaufort County, SC, School District, “B”, 5%, 2017	2,500,000	2,824,525
Brownsville, TX, Independent School District, “A”, PSF, 5%, 2021	6,595,000	7,862,295
Clark County, NV, School District, 5%, 2017	2,845,000	3,231,323
Conroe, TX, Independent School District, School Building, PSF, 5%, 2016	750,000	819,923
Dallas, TX, Independent School District, PSF, 4%, 2015	2,000,000	2,078,840
Dallas, TX, Independent School District, PSF, 5%, 2015	2,500,000	2,624,200
Dallas, TX, Independent School District, PSF, 5.25%, 2018	795,000	931,152
Ennis, TX, Independent School District, Capital Appreciation, “N”, PSF, 0%, 2021	2,865,000	2,139,639
Gwinnett County, GA, School District Rev., 5%, 2021	790,000	948,995
Houston, TX, Independent School District, AGM, 5%, 2015	1,120,000	1,191,938
Johnson County, KS, Unified School District, General Obligation, “A”, 4%, 2016	3,650,000	3,990,034
Kane, Cook & DuPage Counties, IL, School District Rev., Capital Appreciation, 0%, 2021	7,445,000	5,963,147
Klein, TX, Independent School District, “A”, PSF, 5%, 2021	1,000,000	1,157,510
Leander, TX, Independent School District, School Refunding, “A”, 5%, 2016	6,145,000	6,851,921
Los Angeles, CA, Community College District, “E”, AGM, 5%, 2022	1,000,000	1,107,750
Mt. San Antonio, CA, Community College District, Capital Appreciation, 0%, 2015	3,170,000	3,156,686
Ohio Higher Education, “B”, 5%, 2016	5,275,000	5,880,939
Ohio Higher Education, “C”, 5%, 2021	8,000,000	9,587,680
Pflugerville, TX, Independent School District, PSF, 5%, 2024	1,000,000	1,098,540
Plano, TX, Independent School District, “A”, 5%, 2017	1,000,000	1,125,390
Richland County, SC, School District No. 1, 4%, 2019	1,270,000	1,427,150
San Bernardino, CA, City Unified School District, “A”, 5%, 2020	750,000	869,948
San Bernardino, CA, City Unified School District, “A”, 5%, 2021	1,200,000	1,384,248
San Bernardino, CA, City Unified School District, “A”, 5%, 2022	1,500,000	1,713,690
San Bernardino, CA, City Unified School District, “A”, 5%, 2023	1,100,000	1,253,208
San Marcos, TX, Consolidated Independent School District, PSF, 5.25%, 2014 (c)	1,000,000	1,024,910
Shelby County, TN, Public Improvement & Schools, “A”, AGM, 5%, 2014	1,500,000	1,505,655
Twin Rivers, CA, Unified School District, Capital Appreciation, 0%, 2014	750,000	749,625
Washington County, OR, School District, AGM, 5.25%, 2018	1,000,000	1,156,800

		$76,452,631
Healthcare Revenue - Hospitals - 7.8%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), 4%, 2014	$1,000,000	$1,020,140
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A1”, FRN, 0.882%, 2021	2,150,000	2,115,923
Arizona Health Facilities Authority Rev. (Phoenix Children’s Hospital), “A-1”, FRN, 1.89%, 2048	3,000,000	2,947,470
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A-3”, 5%, 2015	1,000,000	1,078,530
Birmingham, AL, Special Care Facilities Financing Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2014	2,000,000	2,055,940
Burleigh County, ND, Health Care Rev. (Alexius Medical Center Project), “A”, 3%, 2017	1,335,000	1,335,401
Burleigh County, ND, Health Care Rev. (Alexius Medical Center Project), “A”, 3%, 2018	1,180,000	1,166,052
Butler County, PA, Hospital Authority Rev. (Butler Health System), 5.375%, 2017	1,465,000	1,579,270
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “I”, 4.95%, 2026 (b)	3,000,000	3,057,600
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 4%, 2016	570,000	618,615
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 4%, 2017	1,100,000	1,217,733
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “C”, 5%, 2043 (b)	2,750,000	3,196,683
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “D”, 5%, 2043 (b)	2,400,000	2,773,272
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5%, 2014	1,500,000	1,511,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “C”, 5%, 2029 (b)	$1,500,000	$1,707,225
Clackamas County, OR, Hospital Facility Authority Rev. (Legacy Health System), “C”, 5%, 2037 (b)	1,000,000	1,016,600
Colorado Health Facilities Authority Rev. (National Jewish Health Project), 4%, 2015	500,000	509,785
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), “A”, 5.25%, 2017	1,500,000	1,657,935
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 2016	750,000	826,320
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 2018	470,000	531,410
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 2019	600,000	670,290
Illinois Finance Authority Rev. (Central DuPage Health), 5%, 2014	1,820,000	1,875,910
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 4%, 2014	600,000	605,376
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 5%, 2014 (c)	500,000	518,640
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, ETM, 5%, 2014 (c)	500,000	518,640
Illinois Finance Authority Rev. (Resurrection Health), 5.25%, 2015	2,195,000	2,285,632
Illinois Finance Authority Rev. (Resurrection Health), ASSD GTY, 5%, 2024	5,000,000	5,268,900
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.75%, 2021	1,460,000	1,665,101
Indiana Health Facility Financing Authority Rev. (Ascension Health), “A-5”, 2%, 2027 (b)	1,580,000	1,600,824
Iowa Finance Authority, Health Care Facilities Rev. (Genesis Health System), 5%, 2017	3,000,000	3,340,950
Kentucky Economic Development Finance Authority Rev. (Baptist Healthcare System), “A”, 5%, 2018	1,000,000	1,146,040
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5%, 2016	2,000,000	2,132,140
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 4%, 2018	515,000	553,522
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 3%, 2019	525,000	534,550
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 2020	1,690,000	1,878,621
Lubbock, TX, Health Facilities Development Rev. (St. Joseph Health System), “A”, 1.125%, 2030 (b)	5,810,000	5,790,711
Lycoming County, PA, Authority Health System Rev. (Susquehanna Health System), “A”, 5%, 2016	3,195,000	3,415,072
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “K-4”, 3%, 2035 (b)	2,000,000	2,075,540
Massachusetts Health & Educational Facilities Authority Rev. (Baystate Medical Center), “K”, 5%, 2039 (b)	1,000,000	1,043,200
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2021	5,165,000	5,365,505
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 4%, 2014	2,000,000	2,046,340
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2023	1,225,000	1,328,010
Nassau County, NY, Local Economic Assistance Corp. Rev. (Winthrop-University Hospital Association Project), 4%, 2015	500,000	520,595
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health), 5%, 2014	155,000	157,663
New Jersey Health Care Facilities, Financing Authority Rev. (Holy Name Medical Center), 5%, 2016	1,000,000	1,055,350
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health), “A”, 4%, 2015	935,000	973,774
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health), “A”, 5%, 2016	865,000	942,919
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health), “A”, 5%, 2017	700,000	778,813
New York Dormitory Authority Rev. (Bronx-Lebanon Hospital Center), 6.25%, 2022	1,000,000	1,003,680
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 2018	1,000,000	1,136,300
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Health Care, Inc.), “A”, 5%, 2015	2,000,000	2,109,200
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Health Care, Inc.), “A”, 5%, 2016	1,000,000	1,092,770
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Health Care, Inc.), “A”, 5%, 2017	1,500,000	1,670,385
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wake Forest Baptist Obligated Group), “C”, FRN, 0.78%, 2033	2,900,000	2,874,161
Ohio Higher Educational Facility Rev. (University Hospital), “A”, 5%, 2015 (c)	620,000	647,943
Ohio Higher Educational Facility Rev. (University Hospital), “A”, 5.2%, 2015 (c)	620,000	649,115
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center, Inc., Project), “A”, 4%, 2015	1,135,000	1,178,323
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center, Inc., Project), “A”, 4%, 2016	1,030,000	1,086,588
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.375%, 2022	870,000	888,775
South Miami, FL, Health Facilities Baptist Authority Hospital Rev. (Baptist Health South Florida Group), 5%, 2021	290,000	318,971
Southcentral, PA, General Authority Hospital Rev. (Hanover Hospital, Inc.), 5%, 2018	1,330,000	1,449,168
Sullivan County, TN, Health Educational & Housing Facilities Board Rev. (Wellmont Health System), RADIAN, 5%, 2016	1,000,000	1,001,240
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, 5%, 2018	500,000	573,490
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, 5%, 2022	1,160,000	1,313,816

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Texas Health Resources), 5%, 2019	$500,000	$555,065
Washington County, VA, Hospital Facilities Industrial Development Authority Rev. (Mountain States Health Alliance), “C”, 7.25%, 2019	1,165,000	1,264,992
Washington Health Care Facilities Authority Rev. (Central Washington Health), 6%, 2015	1,900,000	2,004,500
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “B”, 5%, 2042 (b)	1,000,000	1,149,870
Wisconsin Health & Educational Facilities Authority Rev. (Ascension Health Alliance), 5%, 2043 (b)	5,000,000	5,759,250
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Healthcare, Inc.), “A”, 5%, 2022	6,000,000	6,531,900
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5%, 2014	1,100,000	1,122,220
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2018	1,500,000	1,608,045
Yavapai County, AZ, Industrial Development Authority Rev. (Regional Medical Center), “A”, 5%, 2016	400,000	429,700
Yavapai County, AZ, Industrial Development Authority Rev. (Regional Medical Center), “A”, 5%, 2017	375,000	409,151
Yavapai County, AZ, Industrial Development Authority Rev. (Regional Medical Center), “A”, 5%, 2018	525,000	574,796

		$122,415,196
Healthcare Revenue - Long Term Care - 1.0%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 2%, 2014	$1,150,000	$1,151,495
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), “B”, 5%, 2039 (b)	1,000,000	1,030,310
Cumberland County, PA, Municipal Authority Rev. (Presbyterian Homes, Inc.), “C”, 4%, 2026	1,400,000	1,288,546
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 2.15%, 2014	275,000	274,665
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 2.4%, 2015	300,000	297,234
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 2.7%, 2016	375,000	369,120
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 2.95%, 2017	940,000	922,948
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 3.2%, 2018	1,405,000	1,357,933
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4%, 2023	1,000,000	925,020
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 4%, 2016	1,810,000	1,932,483
St. Louis County, MO, Industrial Development Authority Rev. (Friendship Village Sunset Hills), “B”, 2.85%, 2018	1,500,000	1,504,185
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Buckner Retirement), 5%, 2016	500,000	529,595
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.75%, 2019	850,000	923,262
Washington Housing Finance Commission Nonprofit Housing Rev. (Emerald Heights Project), 3%, 2017	1,030,000	1,040,980
Washington Housing Finance Commission Nonprofit Housing Rev. (Emerald Heights Project), 5%, 2020	1,175,000	1,274,617
Westchester County, NY, Local Development Corp. Rev. (Kendal on Hudson Project), 2%, 2015	250,000	249,798
Westchester County, NY, Local Development Corp. Rev. (Kendal on Hudson Project), 2%, 2016	450,000	445,338

		$15,517,529
Human Services - 0.2%
Delaware County, PA, Authority Rev. (Elwyn Inc.), 4%, 2018	$1,795,000	$1,817,222
New York Dormitory Authority Rev. (NYSARC, Inc.), “A”, 5%, 2015	1,500,000	1,595,955

		$3,413,177
Industrial Revenue - Airlines - 0.1%
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 2019	$1,320,000	$1,300,543

Industrial Revenue - Chemicals - 0.1%
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	$1,000,000	$1,016,070

Industrial Revenue - Environmental Services - 1.9%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$135,000	$147,674
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “C”, 5.25%, 2023 (b)	3,045,000	3,330,865
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-1”, 1.875%, 2025 (b)	2,000,000	2,010,140
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (b)	1,950,000	2,158,455
Gilliam County, OR, Solid Waste Disposal Rev. (Waste Management Project), “A”, FRN, 0.85%, 2025 (b)	1,000,000	1,000,400
Lewisberg, TN, Industrial Development Board Solid Waste Disposal Rev., FRN, 0.7%, 2035 (b)	4,125,000	4,125,000
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Republic Services, Inc. Project), FRN, 0.7%, 2026 (b)	4,885,000	4,885,000
New Jersey Economic Development Authority (Waste Management, Inc.), “A”, 5.3%, 2015 (b)	1,000,000	1,014,800

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Environmental Services - continued
Ohio Solid Waste Rev. (Republic Services, Inc. Project), FRN, 0.52%, 2035	$2,055,000	$2,055,103
Pennsylvania Economic Development Financing Authority Rev., Solid Waste Disposal Rev. (Waste Management, Inc.), 1.75%, 2033 (b)	2,000,000	2,013,980
Pennsylvania Economic Development Financing Authority Rev., Solid Waste Refunding (Republic Services, Inc. Project), “A”, FRN, 0.55%, 2019 (b)	3,765,000	3,768,012
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), 2.125%, 2027 (b)	3,000,000	2,934,840

		$29,444,269
Industrial Revenue - Other - 0.8%
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 2019	$1,630,000	$1,608,859
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 3%, 2018	265,000	272,197
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 5%, 2019	1,325,000	1,492,719
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 2040 (b)	4,335,000	4,372,151
Valdez, AK, Marine Terminal Rev. (BP Pipelines Project), “B”, 5%, 2021	4,000,000	4,647,040

		$12,392,966
Industrial Revenue - Paper - 0.2%
Bucksport, ME, Solid Waste Disposal Rev. (International Paper), “A”, 4%, 2014	$1,000,000	$1,002,250
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 5.875%, 2024	1,500,000	1,557,525

		$2,559,775
Miscellaneous Revenue - Entertainment & Tourism - 0.2%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 5.75%, 2015	$1,075,000	$1,123,149
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2020	335,000	383,853
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2021	420,000	480,194
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2022	250,000	283,915
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2023	1,175,000	1,323,203

		$3,594,314
Miscellaneous Revenue - Other - 2.7%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	$1,000,000	$1,049,890
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2015	5,000,000	5,300,250
Florida Citizens Property Insurance Corp., “A-1”, 5%, 2019	4,000,000	4,585,480
Florida Citizens Property Insurance Corp., “A-1”, 5%, 2020	1,435,000	1,658,071
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), “A”, 5%, 2016	360,000	377,176
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), “A”, 5%, 2017	400,000	425,232
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), “A”, 5%, 2018	430,000	459,739
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “B”, 5%, 2019	5,000,000	5,348,100
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), 5%, 2015	1,105,000	1,150,791
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), 5%, 2017	350,000	385,326
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 2018	2,450,000	2,521,859
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), 5%, 2018	310,000	345,383
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 2019	2,575,000	2,643,238
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 2020	2,705,000	2,770,028
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 2020	250,000	280,328
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 2021	300,000	333,603
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 2021	425,000	471,818
New York City, NY, Trust for Cultural Resources Rev. (Museum of Modern Art), “1A”, 5%, 2017	2,000,000	2,297,320
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation), 4.75%, 2014	1,060,000	1,073,038
Pennsylvania Industrial Development Authority Rev. (Economic Development), 5%, 2016	2,000,000	2,190,160
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 2019	700,000	790,027
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 2020	1,175,000	1,316,552
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 2022	1,740,000	1,933,575
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 2022	3,000,000	3,028,560

		$42,735,544

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Multi-Family Housing Revenue - 1.5%
Boston, MA, Housing Authority Capital Program Rev., AGM, 5%, 2015	$1,750,000	$1,811,268
Boston, MA, Housing Authority Capital Program Rev., AGM, 5%, 2017	1,770,000	1,969,479
Massachusetts Housing Finance Agency, Rental Housing Rev., “A”, AGM, 5.05%, 2018	1,305,000	1,308,106
Michigan Housing Development Authority Rev. (Parkway Meadows Project), 4.2%, 2018	6,180,000	6,238,648
New York Housing Finance Agency Affordable Housing Rev., “D”, 0.8%, 2016	1,170,000	1,174,388
New York Housing Finance Agency Affordable Housing Rev., “D”, 0.8%, 2016	1,040,000	1,044,222
New York, NY, City Housing Development Corp., “B1”, 5%, 2018	3,250,000	3,737,630
New York, NY, City Housing Development Corp., “B1”, 5%, 2019	1,250,000	1,457,938
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “E-1-A”, 0.75%, 2016	2,240,000	2,244,122
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “E-1-B”, 1.2%, 2017	2,085,000	2,093,277

		$23,079,078
Port Revenue - 0.6%
Delaware River Port Authority, Pennsylvania & New Jersey Refunding (Port District Project), 5%, 2018	$1,230,000	$1,338,929
Port Authority of NY & NJ (170th Series), 5%, 2016	1,460,000	1,634,689
Port Authority of NY & NJ (170th Series), 5%, 2017	1,440,000	1,652,530
Port Authority of NY & NJ (170th Series), 5%, 2018	825,000	957,990
Port Authority of NY & NJ (170th Series), 5%, 2019	1,410,000	1,653,197
Port of Seattle, WA, Rev., “B”, 3%, 2015	2,285,000	2,368,585

		$9,605,920
Sales & Excise Tax Revenue - 2.6%
Contra Costa, CA, Transportation Authority Sales Tax Rev., FRN, 0.484%, 2034 (b)	$2,500,000	$2,501,200
Guam Government Business Privilege Tax Rev., “C”, 5%, 2016	955,000	1,052,725
Guam Government Business Privilege Tax Rev., “C”, 5%, 2017	1,080,000	1,211,533
Illinois Sales Tax Rev., “B”, 3%, 2014	5,000,000	5,051,600
Massachusetts School Building Authority, Senior Dedicated Sals Tax Rev., “A”, 5%, 2022	13,405,000	16,021,120
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. Capital Appreciation, NATL, 0%, 2018	7,090,000	6,511,881
Miami-Dade County, FL, Transit Sales Surtax Rev., AGM, 5%, 2017	1,500,000	1,702,005
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2022	2,910,000	2,892,104
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 2021	5,000,000	3,425,300

		$40,369,468
Single Family Housing - State - 1.7%
California Housing Finance Agency Rev. (Home Mortgage), “E”, FGIC, 5%, 2014	$605,000	$605,000
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 2023	9,900,000	10,020,483
California Housing Finance Agency Rev. (Home Mortgage), “K”, 4.55%, 2021	90,000	90,271
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “B-2”, 4.15%, 2019	3,525,000	3,534,659
Maryland Department of Housing & Community Development, “A”, 3.875%, 2016	1,575,000	1,688,447
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 2037	130,000	135,400
New York Housing Finance Agency Rev., “E”, 1.1%, 2016	3,000,000	3,026,430
South Dakota Housing Development Authority, “B”, 2.7%, 2014	1,490,000	1,495,588
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	230,000	235,534
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	295,000	305,886
West Virginia Housing Development Fund, “B”, 1.6%, 2014	2,000,000	2,007,620
West Virginia Housing Development Fund, “B”, 2%, 2015	1,085,000	1,093,355
West Virginia Housing Development Fund, “B”, 2.1%, 2015	1,750,000	1,768,848

		$26,007,521
Solid Waste Revenue - 0.2%
Tampa, FL, Solid Waste System Rev., “A”, 5%, 2020	$3,000,000	$3,311,820

State & Agency - Other - 0.4%
Kentucky Property & Buildings Commission Rev. (Project Number 100), “A”, 5%, 2020	$5,000,000	$5,848,850

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - 4.5%
Alabama Building Renovation Finance Authority Rev., 4%, 2017	$1,815,000	$1,992,834
Alabama Building Renovation Finance Authority Rev., 4%, 2018	1,000,000	1,106,330
Alabama Building Renovation Finance Authority Rev., 4%, 2019	1,615,000	1,798,028
Alabama Public School & College Authority, “A”, 5%, 2015	2,000,000	2,118,720
Berkeley County, SC, School District Rev., 5%, 2018	630,000	727,430
Berkeley County, SC, School District Rev., 5%, 2017	500,000	571,975
California Public Works Board Lease Rev., 5%, 2014	1,000,000	1,007,420
California Public Works Board Lease Rev. (Various Capital Projects), “G”, 4%, 2015	1,000,000	1,061,060
California Public Works Board Lease Rev. (Various Capital Projects), “G”, 4%, 2016	3,840,000	4,193,011
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 2017	415,000	477,582
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 2018	485,000	566,960
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (State Prison - Lassen County, Susanville), “I”, 5%, 2016	5,000,000	5,517,550
California Public Works Board Lease Rev., Department of Public Health (Richmond Laboratory), “J”, 4%, 2015	1,000,000	1,061,060
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 2018	5,120,000	5,880,525
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2017	2,000,000	2,218,180
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2018	3,200,000	3,595,872
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2019	1,500,000	1,702,815
Florida Department Management Services Rev. “A”, AGM, 5.25%, 2015	1,875,000	2,003,569
Hamilton Heights School Building Corp., First Mortgage, “N”, AGM, 5%, 2014	940,000	959,693
Los Angeles County, CA, Public Works Financing Authority Lease Rev. (Multiple Capital Project II), 5%, 2018	500,000	582,550
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Meharry Medical College), AMBAC, 6%, 2016	1,970,000	2,102,089
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 2021	1,685,000	1,940,227
New Jersey Economic Development Authority Rev., AGM, 5%, 2014 (c)	1,000,000	1,027,440
New York Municipal Bond Bank Agency, Special School Purpose Rev., 5%, 2016	5,500,000	6,166,270
New York Tobacco Settlement Financing Corp., Asset-Backed Rev., “B”, 5%, 2021	4,525,000	4,909,942
New York Urban Development Corp. Rev., “A”, 5.125%, 2015	675,000	688,358
Oklahoma Capitol Improvement Authority, State Facilities Rev. (Higher Education Projects), “A”, 2.25%, 2017	2,500,000	2,610,350
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 2020	500,000	589,275
Rhode Island Health & Educational Building Corp Rev., “A”, 5%, 2019	2,000,000	2,297,960
Rhode Island Health & Educational Building Corp. Rev, “A”, 5%, 2021	2,240,000	2,549,702
South Jersey, NJ, Port Corp. Rev. (Marine Terminal), “P-2”, 4%, 2015	2,420,000	2,501,143
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 2016	1,250,000	1,389,288
Virginia Public School Authority, “C”, 5%, 2018	1,000,000	1,171,790
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, 5%, 2014	1,890,000	1,919,390

		$71,006,388
Student Loan Revenue - 2.0%
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 2020	$4,130,000	$4,278,763
Massachusetts Educational Financing Authority Rev., “A”, 5.5%, 2017	2,800,000	3,129,112
Massachusetts Educational Financing Authority Rev., “J”, 4.75%, 2019	1,235,000	1,340,148
Massachusetts Educational Financing Authority Rev., “J”, 5%, 2020	4,400,000	4,752,044
New Mexico Educational Assistance Foundation, “A-1”, 5%, 2019	2,000,000	2,331,740
New Mexico Educational Assistance Foundation, “A-1”, 4%, 2020	1,500,000	1,652,145
New Mexico Educational Assistance Foundation, “B”, 4%, 2015	3,000,000	3,163,740
Rhode Island Student Loan Program Authority Rev., “A”, 3%, 2014	500,000	508,330
Rhode Island Student Loan Program Authority Rev., “A”, 4%, 2015	500,000	523,765
Rhode Island Student Loan Program Authority Rev., “A”, 5%, 2016	500,000	543,535
Rhode Island Student Loan Program Authority Rev., “A”, 2.125%, 2018	3,200,000	3,090,240

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Student Loan Revenue - continued
Rhode Island Student Loan Program Authority Rev., “A”, 2.5%, 2019	$4,590,000	$4,400,112
Rhode Island Student Loan Program Authority Rev., “A”, 5%, 2020	2,000,000	2,164,160

		$31,877,834
Tax - Other - 1.7%
Denver, CO, City & County Excise Tax Rev., “A”, ASSD GTY, 6%, 2021	$1,500,000	$1,759,530
New Jersey Economic Development Authority Rev., 5%, 2018	4,000,000	4,554,320
New Jersey Economic Development Authority Rev., Cigarette Tax, ETM, 5.375%, 2015 (c)	2,730,000	2,921,537
New York Dormitory Authority, State Personal Income Tax Rev., “A”, 1.75%, 2018	10,000,000	10,249,400
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “A”, 5%, 2014	515,000	533,437
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “A”, ETM, 5%, 2014 (c)	485,000	502,067
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “C”, 5%, 2016	4,000,000	4,487,840
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “B”, 3%, 2015	1,750,000	1,788,973

		$26,797,104
Tax Assessment - 3.8%
Colorado Housing & Finance Authority Rev. (Colorado Employment Compensation), “A”, 5%, 2014	$4,000,000	$4,053,280
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 2%, 2014	280,000	281,546
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 2%, 2015	530,000	537,245
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 3%, 2016	605,000	629,369
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 4%, 2018	400,000	412,988
Irvine, CA, Improvement Bond Act 1915, 3%, 2014	500,000	506,035
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 2022	1,865,000	2,070,579
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 2023	1,865,000	2,060,471
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “A”, 5%, 2016	4,600,000	5,005,858
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “B”, 5%, 2020	9,000,000	10,552,950
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “B”, 5%, 2022	5,000,000	5,522,100
Nevada Unemployment Compensation Rev., 5%, 2017	2,500,000	2,891,375
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5%, 2020	10,000,000	11,787,900
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5%, 2023	1,770,000	1,903,281
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5%, 2023	1,060,000	1,127,501
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 3%, 2017	1,140,000	1,185,908
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 4%, 2018	1,210,000	1,302,045
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 4%, 2019	1,300,000	1,397,318
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation , 4%, 2016	820,000	886,010
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation , 5%, 2017	575,000	651,176
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation , 5%, 2018	600,000	689,022
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation , 5%, 2019	625,000	721,969
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation , 5%, 2020	985,000	1,134,021
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation , 5%, 2021	1,350,000	1,542,456

		$58,852,403
Tobacco - 1.7%
Alabama 21st Century Authority, Tobacco Settlement Rev., “A”, 4%, 2015	$1,000,000	$1,045,520
Alabama 21st Century Authority, Tobacco Settlement Rev., “A”, 5%, 2018	2,335,000	2,678,899
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	1,775,000	1,492,544
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 2024	7,190,000	7,743,630
Louisiana Tobacco Settlement Authority Rev., “2013-A”, 5%, 2023	2,160,000	2,445,768
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	11,960,000	11,220,513

		$26,626,874
Toll Roads - 1.3%
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 2016	$750,000	$795,765
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 2017	450,000	487,386
Florida Mid Bay Bridge Authority Rev., Capital Appreciation, “A”, 0%, 2019	275,000	214,167

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Toll Roads - continued
Florida Mid Bay Bridge Authority Rev., Capital Appreciation, “A”, 0%, 2023	$215,000	$129,058
Florida Mid Bay Bridge Authority Rev., Capital Appreciation, “A”, 0%, 2024	150,000	84,606
Illinois Toll Highway Authority Rev., “B”, 5%, 2018	6,000,000	7,000,680
Kentucky Public Transportation Infrastructure Authority Rev. (Downtown Crossing Project), Subordinate Toll Rev., “A”, 5%, 2017	4,465,000	4,972,447
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 2017	1,000,000	1,119,150
New York Thruway Authority General Rev., Junior Indebtedness Obligation, “A”, 5%, 2019	2,675,000	3,106,879
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “C”, 1.45%, 2045 (b)	2,500,000	2,519,775

		$20,429,913
Transportation - Special Tax - 3.1%
Chicago, IL, Transit Authority Capital Grant Receipts Rev., AMBAC, 5%, 2014	$2,000,000	$2,026,620
Commonwealth of Massachusetts Highway Grant Anticipation, “A”, 5%, 2022	9,935,000	11,906,005
Commonwealth of Virginia, Transportation Board Grant Anticipation Rev., 5%, 2018	500,000	582,045
Commonwealth of Virginia, Transportation Board Grant Anticipation Rev., A”, 5%, 2018	6,825,000	7,900,893
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2020	2,175,000	2,592,035
Kentucky Turnpike Authority, Economic Development Rev., “A”, 5%, 2016	4,000,000	4,442,080
Louisiana Gas & Fuels Tax Rev., “A-1”, 5%, 2018	2,525,000	2,938,545
Missouri Highways & Transit Commission State Road Rev. (Federal Reimbursement), “A”, 5%, 2015	3,000,000	3,178,080
Missouri Highways & Transportation Commission, State Road Rev., Second Lien, 5%, 2017	5,000,000	5,701,100
New Jersey Transportation Trust Fund Authority, “D”, 5%, 2018	2,500,000	2,907,400
New Mexico Finance Authority State Transportation Rev., 5%, 2018	2,000,000	2,337,740
New York Thruway Authority, Second General Highway & Bridge Trust Fund, “A-1”, 5%, 2019	1,350,000	1,575,518
San Francisco, CA, Bay Area Rapid Transit District, Sales Tax Rev., “A”, 3%, 2015	400,000	415,596

		$48,503,657
Universities - Colleges - 9.2%
Alabama Private Colleges (Tuskegee University), “N”, ASSD GTY, 5%, 2015	$430,000	$456,970
Allegheny County, PA, Higher Education Building Authority Rev. (Chatham University), “A”, 5%, 2016	475,000	502,450
Arizona Board of Regents (Arizona State University), “A”, 4%, 2017	300,000	331,545
Auburn University, General Fee Rev., “A”, 5%, 2021	2,170,000	2,573,946
California Educational Facilities Authority Rev. (Chapman University), 5%, 2019	1,000,000	1,139,920
California Educational Facilities Authority Rev. (Chapman University), 5%, 2020	1,250,000	1,418,825
California Educational Facilities Authority Rev. (Loyola Marymount), “B”, FRN, 0.84%, 2015	1,640,000	1,645,724
California Educational Facilities Authority Rev. (Pitzer College), 5%, 2016	1,395,000	1,506,516
California Educational Facilities Authority Rev. (University of San Francisco), 5%, 2021	500,000	571,235
California Municipal Finance Authority Rev. (Biola University), 5%, 2018	650,000	719,167
California State University Rev., “A”, 5%, 2022	5,000,000	5,958,300
Central Michigan University Rev., 5%, 2017	1,760,000	1,962,981
Delaware County, PA, Authority University Rev. (Villanova University), 4%, 2016	250,000	268,775
Delaware County, PA, Authority University Rev. (Villanova University), 5%, 2017	425,000	480,021
Delaware County, PA, Authority University Rev. (Villanova University), 5%, 2018	305,000	349,887
Delaware County, PA, Authority University Rev. (Villanova University), 5%, 2019	250,000	290,073
El Paso County, CO, Rev. (Colorado College), 5%, 2014	1,090,000	1,090,000
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), 4.35%, 2014	640,000	641,952
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2021	1,300,000	1,428,479
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2022	600,000	658,440
Fulton County, GA, Development Authority Rev. (Georgia Tech Athletic Association), “A”, 5%, 2019	5,000,000	5,818,550
Hempstead, NY, Local Development Corp. Rev. (Adelphi University Project), 5%, 2022	1,140,000	1,251,104
Illinois Educational Facilities Authority Rev. (The Art Institute of Chicago), “A”, 4.3%, 2030 (b)	500,000	527,620
Illinois Educational Facilities Authority Rev. (University of Chicago), “B-1”, FRN, 1.1%, 2036 (b)	2,000,000	2,001,560
Illinois Finance Authority Rev. (Depaul University), “B”, 5%, 2020	3,335,000	3,854,226
Illinois Finance Authority Rev. (IIlinois Institute of Technology), “A”, 5%, 2016	1,000,000	1,025,810
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2017	2,000,000	2,023,900
Illinois Finance Authority Rev. (Roosevelt University Project), 5%, 2015	1,000,000	1,027,690
Illinois Finance Authority Rev. (Roosevelt University Project), 5.25%, 2019	570,000	608,885

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Illinois Finance Authority Rev. (The Art Institute of Chicago), “A”, 4%, 2014	$1,000,000	$1,003,060
Illinois Finance Authority Rev. (The Art Institute of Chicago), “A”, 5%, 2015	900,000	942,957
Illinois Finance Authority Rev. (University of Chicago), “B”, 5%, 2017	1,000,000	1,134,310
Indiana Finance Authority Rev. (Butler University), “A”, 5%, 2022	1,000,000	1,117,780
Indiana University Rev., “A”, 5%, 2020	1,000,000	1,181,870
Jackson State University, MS, Educational Building Corp. Rev. “A-1”, 5%, 2015	1,490,000	1,552,580
Lone Star College System, TX, “A”, 5%, 2018	4,250,000	4,947,383
Massachusetts Development Finance Agency Rev. (Boston University), “V-2”, 2.875%, 2014	2,250,000	2,289,713
Massachusetts Development Finance Agency Rev. (Brandeis University), “O-2”, 3%, 2014	2,675,000	2,722,428
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.15%, 2014	30,000	30,691
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2018	1,485,000	1,637,257
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2019	1,605,000	1,781,807
Massachusetts Development Finance Agency Rev. (Tufts University), “P”, 3%, 2036 (b)	3,000,000	3,151,950
Massachusetts Development Finance Agency Rev. (Wheelock), “C”, 5%, 2017	1,520,000	1,626,081
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5%, 2014	1,010,000	1,035,088
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5%, 2016	1,115,000	1,184,754
Medical Center, Educational Building Corp. Rev. (University of Mississippi), 4%, 2014	1,240,000	1,255,413
Medical Center, Educational Building Corp. Rev. (University of Mississippi), 4%, 2015	2,330,000	2,443,028
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 3%, 2016	360,000	375,325
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 5%, 2017	400,000	444,896
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 5%, 2018	400,000	450,088
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 5%, 2019	450,000	509,153
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Institute of Technology), “A”, 5.25%, 2017	430,000	458,316
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 2017 (c)	1,710,000	2,003,402
New York Dormitory Authority Rev. (Fordham University), 2%, 2014	1,170,000	1,178,775
New York Dormitory Authority Rev. (Fordham University), 4%, 2015	1,000,000	1,050,690
New York Dormitory Authority Rev. (Pace University), “A”, 4%, 2018	2,000,000	2,081,400
New York Dormitory Authority Rev. (Pace University), “A”, 5%, 2019	1,500,000	1,632,990
New York Dormitory Authority Rev. (Pace University), “A”, 4%, 2020	1,740,000	1,784,387
New York, NY, Trust for Cultural Resources Rev. (Juilliard School), 2.1%, 2036 (b)	2,000,000	2,046,180
New York, NY, Trust for Cultural Resources Rev. (Juilliard School), “B”, 1.35%, 2036 (b)	5,000,000	5,049,550
Niagara, NY, Area Development Corp. Rev. (Niagara University), “A”, 5%, 2017	200,000	217,538
Niagara, NY, Area Development Corp. Rev. (Niagara University), “A”, 5%, 2018	250,000	274,663
Oregon Health & Science University Rev., “A”, 5%, 2018	785,000	897,365
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5.25%, 2017	1,000,000	1,129,950
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5%, 2017	1,000,000	1,116,960
Pennsylvania Higher Educational Facilities Authority Rev. (Temple University), 3%, 2015	500,000	515,915
Pennsylvania Higher Educational Facilities Authority Rev. (Temple University), 4%, 2016	350,000	374,353
Pennsylvania Higher Educational Facilities Authority Rev. (Temple University), 4%, 2017	500,000	548,110
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 4%, 2015	400,000	409,204
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 4%, 2016	390,000	401,482
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 4%, 2017	870,000	896,231
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 2014	1,000,000	1,000,910
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 4%, 2014	1,000,000	1,006,350
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 3%, 2015	410,000	413,563
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 3%, 2016	400,000	402,740
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 3%, 2018	620,000	610,173
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 4%, 2020	500,000	499,980
Regents of the University of Michigan General Rev., “C”, 5%, 2017	3,720,000	4,225,846
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5%, 2019	1,250,000	1,321,538
St. Lawrence County, NY, Industrial Development Agency (St. Lawrence University), 5%, 2016	1,000,000	1,114,050
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Institute of Technology), 5.25%, 2017	500,000	511,825

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Texas Tech University Rev., Refunding & Improvement, “A”, 4.25%, 2021	$2,000,000	$2,253,420
Tompkins County, NY, Industrial Development Agency Rev. (Ithaca College), 5%, 2016	3,000,000	3,162,270
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 5.5%, 2022	1,000,000	1,092,650
University of California, “AK”, 5%, 2048 (b)	5,000,000	5,915,500
University of Missouri Curators Facilities Rev, “A”, 5%, 2019	5,000,000	5,980,000
University of Southern Indiana Rev., “J”, ASSD GTY, 4%, 2016	1,000,000	1,069,150
University of Texas, Permanent University Fund, “B”, 5%, 2014 (c)	2,000,000	2,039,300
University of Texas, Permanent University Fund, “C”, 5%, 2021	1,000,000	1,092,580
Utah Board of Regents Auxiliary & Campus Facilities System Rev., “A”, NATL, 5%, 2018	1,090,000	1,150,092
Utah Board of Regents Student Loan Rev., “EE-2”, 5%, 2017	5,000,000	5,763,550
Washington Higher Education Facilities Authority Rev. (Gonzaga University), “A”, 5%, 2014	3,315,000	3,339,796
Western Michigan University Rev., ASSD GTY, 5.25%, 2014	1,000,000	1,036,580

		$144,021,487
Universities - Dormitories - 0.3%
California Statewide Communities Development Authority Student Housing (University of California-Irvine), 5%, 2014	$1,000,000	$1,009,640
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5%, 2017	825,000	848,876
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5%, 2018	1,005,000	1,028,869
University System of Maryland, Auxiliary Facility & Tuition Rev., “D”, 5%, 2022	1,000,000	1,202,950

		$4,090,335
Universities - Secondary Schools - 0.2%
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 2.25%, 2017	$175,000	$171,803
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 3.25%, 2022	1,460,000	1,369,159
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 2018	300,000	313,926
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 2020	310,000	321,743
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 2022	545,000	561,328

		$2,737,959
Utilities - Investor Owned - 4.5%
Beaver County, PA, Industrial Development Authority, Pollution Control Rev. (Duquesne Light Co.), “C”, 4.75%, 2033 (b)	$2,000,000	$2,160,600
Brazos River, TX, Authority Rev. (Centerpoint Energy), “B”, FGIC, 4.25%, 2017	1,260,000	1,271,315
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “A”, 1.65%, 2018	3,500,000	3,504,410
Connecticut Development Authority, Pollution Control Rev. (Connecticut Light & Power Co.), “A”, 1.55%, 2031 (b)	2,000,000	2,021,620
De Soto Parish, LA, Pollution Control Rev. (Southwestern Electric Power Co.), 3.25%, 2019 (b)	2,500,000	2,523,450
Escambia County, FL, Solid Waste Disposal Rev. (Gulf Power Co.), 1.35%, 2039 (b)	2,500,000	2,508,525
Farmington, NM, Pollution Control Rev. (El Paso Electric Company Four Corners Project), “A”, 1.875%, 2032 (b)	2,500,000	2,463,650
Farmington, NM, Pollution Control Rev. (Public Service Co. of New Mexico), “B”, 4.75%, 2040 (b)	2,000,000	2,132,660
Farmington, NM, Pollution Control Rev. (Southern California Edison Co.), “A”, 2.875%, 2029 (b)	2,400,000	2,456,880
Illinois Finance Authority Gas Supply Rev. (Peoples Gas Light & Coke Co.), 2.125%, 2030 (b)	1,900,000	1,911,799
Independence County, AR, Pollution Control Rev. (Entergy Arkansas, Inc. Project), 2.375%, 2021	3,250,000	3,140,898
Indiana Finance Authority Environmental Facilities Rev. (Indianapolis Power & Light Co.), “B”, 4.9%, 2016	1,000,000	1,070,270
Iowa Finance Authority Pollution Control Facilities Rev. (Interstate Power & Light), FGIC, 5%, 2014	1,000,000	1,018,330
Louisa, VA, Industrial Development Authority, Pollution Control Rev. (VEPCO), “C”, 1.5%, 2035 (b)	2,000,000	2,007,660
Louisiana Public Facilities Authority Rev. (Entergy Gulf States Louisiana LLC), “B”, 2.875%, 2015	2,000,000	2,043,880
Louisville & Jefferson County, KY, Metropolitan Government Pollution Control Rev. (Louisville Gas & Electric Co.), “A”, 1.15%, 2033	2,000,000	1,996,100
Louisville & Jefferson County, KY, Metropolitan Government Pollution Control Rev. (Louisville Gas & Electric Co.), “A”, 1.65%, 2033 (b)	2,700,000	2,735,883
Maricopa County, AZ, Pollution Control Corp., Pollution Control Rev. (Arizona Public Service Co.), “C”, 1.75%, 2029 (b)	5,000,000	4,940,300
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	1,045,000	1,225,377
Mason County, WV, Pollution Control Rev. (Appalachian Power Co.), “L”, 2%, 2022 (b)	3,000,000	3,021,690
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2019 (c)	220,000	270,675
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	1,000,000	1,161,400
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.25%, 2029 (b)	1,000,000	1,021,270

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - continued
Missouri Environmental Improvement & Energy Resources Authority Rev. (Kansas City Power & Light Co. Project), 1.25%, 2017	$2,000,000	$1,984,780
Mobile, AL, Industrial Development Board, Pollution Control Rev. (Alabama Power Co.), 1.65%, 2034 (b)	1,000,000	1,003,340
Navajo County, AZ, Pollution Control Corp. Rev. (Arizona Public Service Co.), “C”, 5.5%, 2034 (b)	1,000,000	1,015,770
New Hampshire Business Finance Authority, Pollution Control Rev. (United Illuminating Co.), 4.5%, 2027 (b)	1,960,000	2,037,832
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “A”, 2.125%, 2015	2,500,000	2,526,550
New York Energy Research & Development Authority, Pollution Control Rev. (Rochester Gas & Electric Corp.), “A”, NATL, 4.75%, 2032 (b)	1,130,000	1,225,948
Ohio Air Quality Development Authority Rev. (FirstEnergy Generation Project), 2.25%, 2029 (b)	1,500,000	1,501,500
Pennsylvania Economic Development Financing Authority (PPL Energy Supply LLC), 3%, 2038 (b)	3,000,000	3,080,040
Pima County, AZ, Industrial Development Authority Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.95%, 2020	3,275,000	3,593,330
State of Indiana Finance Authority, Environmental Rev. (Duke Energy Indiana, Inc.), “A-2”, 3.375%, 2019	3,000,000	3,212,970
York County, VA, Economic Development Authority Pollution Control Rev. (Virginia Electric & Power Co.), “A”, 4.05%, 2033 (b)	1,000,000	1,008,000

		$70,798,702
Utilities - Municipal Owned - 4.1%
American Municipal Power, Inc. Rev. (AMP Fremont Energy Center Project), “B”, 5%, 2017	$1,260,000	$1,407,937
California Department of Water Resources, Power Supply Rev., “L”, 5%, 2018	3,510,000	4,111,965
California Department of Water Resources, Power Supply Rev., “M”, 4%, 2019	3,000,000	3,425,250
California Infrastructure & Economic Development Bank Rev., “A”, 4%, 2015	1,260,000	1,307,401
Energy Northwest, WA, Wind Project Rev. , 4%, 2015	1,000,000	1,043,490
Energy Northwest, WA, Wind Project Rev. , 5%, 2018	1,400,000	1,598,254
Energy Northwest, WA, Wind Project Rev. , 5%, 2019	2,025,000	2,329,236
Energy Northwest, WA, Wind Project Rev. , 5%, 2020	2,230,000	2,561,512
Energy Northwest, WA, Wind Project Rev. , 5%, 2021	2,455,000	2,810,288
Energy Northwest, WA, Wind Project Rev. , 5%, 2022	2,000,000	2,271,380
Energy Northwest, WA, Wind Project Rev. , 5%, 2023	1,500,000	1,695,285
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 2019	2,365,000	2,772,939
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 2020	1,330,000	1,553,081
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 2020	500,000	584,365
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “Q”, 5%, 2021	1,750,000	2,026,640
Guam Power Authority Rev., “A”, AGM, 5%, 2021	1,500,000	1,703,790
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utilities Rev. (Teco Project), “A”, 5%, 2014	1,000,000	1,031,610
Intermountain Power Agency, UT, Power Supply Rev., “A”, 5%, 2022	750,000	842,730
Los Angeles, CA, Department of Water & Power Rev., “A”, 5%, 2019	1,000,000	1,194,830
Memphis, TN, Electric System Rev., 5%, 2014	1,500,000	1,559,505
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., “B”, 5%, 2021	7,500,000	8,927,100
Nebraska Public Power District Rev., “C”, 5%, 2018	5,935,000	6,426,655
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, 3%, 2016	2,050,000	2,147,068
Piedmont, SC, Municipal Power Agency Electric Rev., “A-2”, 5%, 2018	750,000	851,648
Sacramento, CA, Municipal Utility District, “X”, 5%, 2020	1,750,000	2,098,198
Sam Rayburn, TX, Municipal Power Agency, Power Supply System Rev., 5%, 2014	1,000,000	1,028,870
Seattle, WA, Municipal Light & Power Rev., “B”, 5%, 2018	4,000,000	4,622,440
Utility Debt Securitization Authority Rev., “TE”, 5%, 2018	220,000	246,616

		$64,180,083
Utilities - Other - 1.8%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 1), “A”, 5.25%, 2018	$2,345,000	$2,650,952
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2015	190,000	196,656
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2016	1,340,000	1,420,668
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.125%, 2016	1,045,000	1,130,711
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	7,190,000	8,140,806
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2016	270,000	292,380
Indiana Bond Bank Special Program, Gas Rev., “A”, 5%, 2017	1,350,000	1,491,467
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	355,000	402,691
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2021	1,000,000	1,154,270

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Other - continued
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Rev., “A”, 5.25%, 2020	$930,000	$1,026,804
Nebraska Central Plains Energy Project, Gas Project Rev., 5%, 2020	1,710,000	1,879,393
Nebraska Central Plains Energy Project, Gas Project Rev., 5%, 2021	2,000,000	2,186,860
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,000,000	1,136,620
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Rev., 5%, 2019	5,000,000	5,564,900

		$28,675,178
Water & Sewer Utility Revenue - 8.1%
Atlanta, GA, Water & Wastewater Rev., “A”, FGIC, 5.5%, 2014	$1,185,000	$1,231,345
Birmingham, AL, Waterworks Board Water Rev., 3%, 2015	3,730,000	3,862,564
Clairton, PA, Municipal Authority, “B”, 2%, 2014	435,000	438,767
Clairton, PA, Municipal Authority, “B”, 4%, 2015	375,000	393,101
Clarksville, TN, Sub Lien Water, Sewer & Gas Rev., 5%, 2018	1,000,000	1,132,950
Clarksville, TN, Sub Lien Water, Sewer & Gas Rev., 5%, 2019	920,000	1,059,868
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2021	720,000	839,282
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2022	1,680,000	1,950,766
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5%, 2017	2,000,000	1,618,860
Dallas, TX, Waterworks & Sewer Systems Rev., 3%, 2017	1,000,000	1,081,350
DeKalb County, GA, Water & Sewer Rev., “A”, 5%, 2021	1,000,000	1,176,990
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “B”, NATL, 5.25%, 2022	3,000,000	2,969,760
Detroit, MI, Water & Sewerage Department, Sewage Disposal System Rev., “A”, AGM, 5%, 2016	2,500,000	2,514,500
East Bay, CA, Municipal Utility District, Wastewater System Rev., “A”, 0.36%, 2038	3,890,000	3,887,199
Fort Worth, TX, Water & Sewer Rev., Refunding & Improvement, 5%, 2020	2,940,000	3,486,193
Fulton County, GA, Water & Sewer Rev., 5%, 2021	5,030,000	5,959,494
Houston, TX, Utilities Systems Rev., NATL, 5.25%, 2014	1,485,000	1,506,102
Illinois Finance Authority Rev., Clean Water Initiative Revolving Fund, 5%, 2017	2,165,000	2,432,940
Illinois Finance Authority Rev., Clean Water Initiative Revolving Fund, 5%, 2018	1,200,000	1,381,404
Illinois Finance Authority Rev., Clean Water Initiative Revolving Fund, 5%, 2019	1,000,000	1,168,530
Indiana Finance Authority Rev., “A”, 5%, 2017	3,700,000	4,182,702
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 2021	1,295,000	944,923
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 2022	1,345,000	913,780
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 2023	1,060,000	674,870
Los Angeles County, CA, Sanitation Districts Financing Authority Rev. (Capital Projects), “A”, 5%, 2020	5,000,000	6,002,700
Massachusetts Water Pollution Abatement Trust, “A”, 5.25%, 2018	2,725,000	3,194,272
Massachusetts Water Resources Authority, “A”, 4%, 2017	5,855,000	6,521,943
Miami-Dade County, FL, Water & Sewer Rev., 4%, 2014	1,000,000	1,024,950
Minnesota Public Facilities Authority, Revolving Fund Rev., “C”, 5%, 2019	9,215,000	10,928,069
Mississippi Development Bank Special Obligation (Hattiesburg Water & Sewer), “N”, AMBAC, 5%, 2015	1,000,000	1,043,490
Nashville & Davidson County, TN, Metropolitan Government Water & Sewer Rev., “A”, AGM, 5%, 2017	1,000,000	1,124,380
New York Environmental Facilities Corp. Rev., “C”, 5%, 2020	3,395,000	4,066,056
New York Environmental Facilities Corp. Rev., “C”, 5%, 2020	2,825,000	3,395,311
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “CC”, 5%, 2018	3,555,000	3,995,856
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “CC”, 5%, 2019	2,205,000	2,546,378
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 4%, 2017	775,000	837,287
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 4%, 2018	2,250,000	2,450,993
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 5%, 2019	3,580,000	4,084,601
Ohio Water Development Authority, Water Pollution Control Rev., 5.25%, 2020	2,000,000	2,413,180
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 2016	375,000	415,298
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 2022	1,510,000	1,756,009
Phoenix, AZ, Civic Improvement Corp., Water System Rev., FGIC, 5.5%, 2021	1,260,000	1,547,519
Portland, OR, Sewer System Rev. , “A”, 5%, 2018	5,000,000	5,800,450
Seattle, WA, Water Systems Rev., 5%, 2019	5,000,000	5,970,450
Southern California Metropolitan Water District Rev., “E-3”, 3.5%, 2037 (b)	4,000,000	4,299,560
St. Johns County, FL, Water & Sewer Rev., Capital Appreciation, “B”, 0%, 2022	2,755,000	2,018,203

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
St. Johns County, FL, Water & Sewer Rev., Capital Appreciation, “B”, 0%, 2023	$2,655,000	$1,846,260
Virginia Resources Authority, Clean Water Rev., 5%, 2017 (c)	1,980,000	2,294,523

		$126,385,978
Total Municipal Bonds		$1,529,446,816

Money Market Funds - 8.1%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	126,395,841	$126,395,841
Total Investments		$1,655,842,657

Other Assets, Less Liabilities - (6.0)%		(94,308,416)
Net Assets - 100.0%		$1,561,534,241

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/14 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,529,446,816	$—	$1,529,446,816
Mutual Funds	126,395,841	—	—	126,395,841
Total Investments	$126,395,841	$1,529,446,816	$—	$1,655,842,657

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,631,703,490
Gross unrealized appreciation	31,240,546
Gross unrealized depreciation	(7,101,379)
Net unrealized appreciation (depreciation)	$24,139,167

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	41,493,574	633,596,457	(548,694,190)	126,395,841

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$46,887	$126,395,841

QUARTERLY REPORT

January 31, 2014

MFS® RESEARCH BOND FUND

PORTFOLIO OF INVESTMENTS

1/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 96.3%
Aerospace - 0.2%
Bombardier, Inc., 7.75%, 2020 (n)	$8,145,000	$9,010,406

Apparel Manufacturers - 0.2%
PVH Corp., 7.375%, 2020	$5,950,000	$6,485,479
PVH Corp., 4.5%, 2022	200,000	188,500

		$6,673,979
Asset-Backed & Securitized - 12.5%
Anthracite Ltd., CDO III, 6.077%, 2039 (a)(p)(z)	$5,966,953	$298,348
ARI Fleet Lease Trust, “A”, FRN, 0.71%, 2020 (n)	2,950,498	2,956,202
ARI Fleet Lease Trust, “A”, FRN, 0.46%, 2021 (n)	4,212,879	4,207,938
Babson Ltd., CLO, “A1”, FRN, 0.487%, 2019 (n)	976,373	969,222
Banc of America Commercial Mortgage, Inc., 5.338%, 2043 (n)	9,482,898	10,413,872
Banc of America Commercial Mortgage, Inc., FRN, 5.629%, 2049 (n)	2,193,253	2,407,126
Banc of America Large Loan, Inc., FRN, 5.325%, 2044 (n)	6,339,268	6,798,351
Bayview Commercial Asset Trust, FRN, 0.468%, 2035 (z)	470,147	411,430
Bayview Commercial Asset Trust, FRN, 0%, 2036 (i)(z)	11,577,236	22,784
Bayview Commercial Asset Trust, FRN, 0.428%, 2036 (z)	375,771	325,349
Bayview Commercial Asset Trust, FRN, 0%, 2036 (i)(z)	11,077,034	1
Bayview Commercial Asset Trust, FRN, 0%, 2036 (i)(z)	18,652,542	2
Bayview Commercial Asset Trust, FRN, 0%, 2036 (i)(z)	9,078,181	1
Bayview Commercial Asset Trust, FRN, 3.977%, 2037 (i)(z)	21,288,553	106,443
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036	1,284,960	1,241,902
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	1,192,727	1,203,878
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.761%, 2040 (z)	3,041,063	1,626,772
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	368,555	377,839
Capital Trust Realty Ltd., CDO, 5.26%, 2035 (z)	7,074,200	7,162,203
Cent CDO XI Ltd., “A1”, FRN, 0.499%, 2019 (n)	5,498,814	5,416,689
Chesapeake Funding LLC, “A”, FRN, 0.907%, 2023 (n)	5,867,195	5,888,534
Chesapeake Funding LLC, “A”, FRN, 0.607%, 2025 (n)	16,383,000	16,338,569
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	21,251,642	23,352,324
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.219%, 2044	400,000	427,408
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049	12,940,000	13,505,620
CNH Wholesale Master Note Trust, “A”, FRN, 0.76%, 2019 (n)	14,837,000	14,855,917
Commercial Mortgage Asset Trust, FRN, 0.581%, 2032 (i)(z)	3,449,954	19,810
Countrywide Asset-Backed Certificates, FRN, 5.081%, 2036	729,589	623,042
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019 (n)	3,714,000	3,737,506
Credit Acceptance Auto Loan Trust, “A”, 1.52%, 2020 (n)	5,595,000	5,611,992
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.76%, 2039	18,235,102	20,249,753
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.678%, 2039	13,228,842	13,917,139
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	7,531,000	8,179,562
Credit Suisse Mortgage Capital Certificate, FRN, 5.694%, 2040	1,228,261	1,248,388
Credit-Based Asset Servicing & Securitization LLC, 4.398%, 2035	1,075,101	1,009,294
Credit-Based Asset Servicing & Securitization LLC, FRN, 4.357%, 2037 (d)(q)	1,740,172	832,806
Credit-Based Asset Servicing & Securitization LLC, FRN, 4.338%, 2037 (d)(q)	2,107,789	1,141,207
CWCapital Cobalt Ltd., “A4”, FRN, 5.77%, 2046	7,960,070	8,816,613
CWCapital LLC, 5.223%, 2048	6,335,000	6,832,012
Falcon Franchise Loan LLC, FRN, 8.95%, 2023 (i)(z)	85,260	7,409
Falcon Franchise Loan LLC, FRN, 13.873%, 2025 (i)(z)	746,635	253,109
First Union National Bank Commercial Mortgage, FRN, 1.741%, 2043 (i)(z)	1,503,664	1,830
First Union-Lehman Brothers Bank of America, FRN, 0.598%, 2035 (i)	2,355,289	46,413
Ford Credit Floorplan Master Owner Trust, “A”, FRN, 0.51%, 2016	14,401,000	14,407,351

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
GE Capital Commercial Mortgage Corp., “A”, 5.543%, 2049	$3,400,691	$3,733,666
GE Equipment Transportation LLC, 2013-2, “A2”, 0.61%, 2016	1,259,000	1,259,579
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	1,464,148	1,361,563
Goldman Sachs Mortgage Securities Corp., FRN, 5.806%, 2045	23,875,022	26,317,174
Gramercy Real Estate Ltd., CDO, FRN, 0.559%, 2035 (z)	202,164	195,088
Greenwich Capital Commercial Funding Corp., 5.475%, 2039	13,871,121	14,856,623
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.711%, 2027 (n)	8,437,000	8,452,819
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	999,667	1,000,998
IMPAC CMB Trust, FRN, 0.898%, 2034	154,109	145,891
IMPAC CMB Trust, FRN, 1.078%, 2034	77,055	70,650
IMPAC Secured Assets Corp., FRN, 0.508%, 2036	564,452	564,105
JPMorgan Chase Commercial Mortgage Securities Corp., 4.865%, 2046	2,195,695	2,205,934
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.813%, 2049	15,661,513	15,992,441
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.922%, 2051	12,053,340	12,157,939
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.813%, 2049	9,433,747	10,532,231
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.444%, 2042 (n)	4,180,000	982,902
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.709%, 2049	2,662,741	2,971,177
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.813%, 2049	14,758,106	15,338,129
Kingsland III Ltd., “A1”, CDO, FRN, 0.453%, 2021 (n)	5,159,728	5,109,617
KKR Financial CLO Ltd., “A1”, FRN, 0.509%, 2017 (n)	429,538	426,972
KKR Financial CLO Ltd., “C”, FRN, 1.691%, 2021 (n)	7,811,290	7,559,298
LB Commercial Conduit Mortgage Trust, FRN, 1.424%, 2035 (i)	1,365,893	59,767
Merrill Lynch Mortgage Investors, Inc., 5.052%, 2037 (d)(q)	2,380,189	562,110
Merrill Lynch Mortgage Trust, “A3”, FRN, 5.841%, 2050	6,294,816	6,484,579
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.744%, 2050	22,016,127	24,385,503
Morgan Stanley Capital I Trust, “AM”, FRN, 5.704%, 2049	10,350,000	10,851,530
Morgan Stanley Capital I, Inc., FRN, 1.602%, 2031 (i)(z)	228,992	2
Morgan Stanley Re-REMIC Trust, FRN, 5.806%, 2045 (n)	17,036,082	18,710,405
Nissan Auto Lease Trust, 2013-B, “A3”, 0.75%, 2016	6,181,000	6,186,730
Option One Mortgage Loan Trust, FRN, 5.611%, 2037	1,280,000	1,127,022
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 3.533%, 2036 (d)(q)	1,021,468	459,276
Preferred Term Securities XIX Ltd., CDO, FRN, 0.593%, 2035 (z)	6,709,780	5,189,680
Race Point CLO Ltd., “A1A”, FRN, 0.437%, 2021 (n)	17,689,935	17,450,926
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	7,171,615	5,791,108
Santander Drive Auto Receivable Trust, “A2”, 0.57%, 2015	1,447,551	1,447,658
Smart Trust, “A2B”, FRN, 0.483%, 2015 (n)	8,160,017	8,161,291
Smart Trust, “A2B”, FRN, 0.403%, 2015	7,878,871	7,873,648
Thornburg Mortgage Securities Trust, FRN, 0.838%, 2043	20,317	20,217
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.922%, 2051	10,682,873	11,742,529
Wachovia Bank Commercial Mortgage Trust, FRN, 5.75%, 2049	21,096,007	23,504,939

		$488,493,676
Automotive - 1.0%
Daimler Finance North America LLC, 1.875%, 2018 (n)	$7,204,000	$7,214,403
Delphi Corp., 5%, 2023	8,770,000	8,901,550
Harley-Davidson Financial Services, 3.875%, 2016 (n)	6,172,000	6,536,426
Lear Corp., 8.125%, 2020	5,144,000	5,632,680
TRW Automotive, Inc., 4.5%, 2021 (n)	7,077,000	7,165,463
TRW Automotive, Inc., 4.45%, 2023 (n)	4,454,000	4,320,380

		$39,770,902
Biotechnology - 0.6%
Life Technologies Corp., 5%, 2021	$20,509,000	$22,647,268

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - 0.7%
Discovery Communications, Inc., 4.95%, 2042	$5,225,000	$5,089,537
Myriad International Holdings B.V., 6%, 2020 (n)	7,438,000	7,809,900
News America, Inc., 8.5%, 2025	120,000	156,330
SES S.A., 3.6%, 2023 (n)	3,480,000	3,385,762
SES S.A., 5.3%, 2043 (z)	4,082,000	4,037,723
SIRIUS XM Radio, Inc., 4.25%, 2020 (n)	7,840,000	7,320,600

		$27,799,852
Brokerage & Asset Managers - 0.5%
E*TRADE Financial Corp., 6%, 2017	$8,640,000	$9,115,200
Invesco Finance PLC, 3.125%, 2022	3,588,000	3,455,922
TD Ameritrade Holding Corp., 5.6%, 2019	5,512,000	6,404,189

		$18,975,311
Building - 0.5%
CEMEX Finance LLC, 9.375%, 2022	$5,383,000	$6,002,045
Mohawk Industries, Inc., 6.125%, 2016	6,391,000	6,950,213
Mohawk Industries, Inc., 3.85%, 2023	3,818,000	3,736,868
Owens Corning, Inc., 6.5%, 2016	1,822,000	2,026,720

		$18,715,846
Business Services - 0.3%
Equinix, Inc., 4.875%, 2020	$5,020,000	$5,045,100
Tencent Holdings Ltd., 3.375%, 2018	7,245,000	7,357,863

		$12,402,963
Cable TV - 0.5%
NBCUniversal Enterprise, Inc., 1.974%, 2019 (n)	$2,540,000	$2,501,280
Time Warner Cable, Inc., 4.5%, 2042	7,596,000	5,814,442
Time Warner Entertainment Co. LP, 8.375%, 2033	5,117,000	5,915,544
Videotron Ltee, 5%, 2022	6,795,000	6,659,100

		$20,890,366
Chemicals - 1.6%
Celanese U.S. Holdings LLC, 4.625%, 2022	$9,376,000	$9,071,280
CF Industries Holdings, Inc., 7.125%, 2020	7,265,000	8,645,335
Dow Chemical Co., 8.55%, 2019	10,900,000	14,024,561
FMC Corp., 4.1%, 2024	8,914,000	9,067,882
LYB International Finance B.V., 4%, 2023	3,779,000	3,812,784
LyondellBasell Industries N.V., 6%, 2021	290,000	337,136
LyondellBasell Industries N.V., 5.75%, 2024	5,485,000	6,278,937
NOVA Chemicals Corp., 5.25%, 2023 (n)	9,224,000	9,454,600

		$60,692,515
Computer Software - 0.0%
VeriSign, Inc., 4.625%, 2023	$585,000	$560,138

Computer Software - Systems - 0.0%
Seagate HDD Cayman, 3.75%, 2018 (n)	$962,000	$981,240

Consumer Products - 0.4%
Mattel, Inc., 5.45%, 2041	$8,402,000	$8,864,774
Newell Rubbermaid, Inc., 4.7%, 2020	5,894,000	6,361,807

		$15,226,581

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Services - 0.5%
ADT Corp., 6.25%, 2021 (n)	$4,800,000	$4,962,960
eBay, Inc., 2.6%, 2022	7,232,000	6,751,658
Experian Finance PLC, 2.375%, 2017 (n)	5,923,000	5,927,626

		$17,642,244
Containers - 0.6%
Ball Corp., 4%, 2023	$8,165,000	$7,450,563
Crown American LLC, 4.5%, 2023	9,930,000	9,408,675
Greif, Inc., 7.75%, 2019	5,615,000	6,344,950

		$23,204,188
Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$2,705,000	$3,174,596

Electrical Equipment - 0.2%
Ericsson, Inc., 4.125%, 2022	$6,066,000	$6,093,540

Electronics - 0.2%
NXP B.V./NXP Funding LLC, 3.75%, 2018 (z)	$2,115,000	$2,115,000
Tyco Electronics Group S.A., 6.55%, 2017	3,194,000	3,706,148
Tyco Electronics Group S.A., 2.375%, 2018	1,643,000	1,636,837
Tyco Electronics Group S.A., 3.5%, 2022	1,340,000	1,306,567

		$8,764,552
Emerging Market Quasi-Sovereign - 0.1%
KazAgro National Management Holding, 4.625%, 2023 (n)	$4,278,000	$3,871,590

Energy - Independent - 1.0%
Anadarko Petroleum Corp., 6.375%, 2017	$1,604,000	$1,842,409
EOG Resources, Inc., 2.625%, 2023	4,541,000	4,248,196
EQT Corp., 4.875%, 2021	5,460,000	5,762,959
Noble Energy, Inc., 4.15%, 2021	9,910,000	10,407,591
Petrohawk Energy Corp., 7.25%, 2018	1,500,000	1,605,450
Pioneer Natural Resources Co., 6.65%, 2017	7,190,000	8,268,536
Southwestern Energy Co., 7.5%, 2018	6,187,000	7,396,936

		$39,532,077
Energy - Integrated - 0.7%
BG Energy Capital PLC, 2.875%, 2016 (n)	$6,908,000	$7,202,640
Chevron Corp., 1.104%, 2017	4,990,000	4,942,375
LUKOIL International Finance B.V., 4.563%, 2023 (n)	5,375,000	4,958,438
Pacific Rubiales Energy Corp., 5.125%, 2023 (n)	9,177,000	8,328,128

		$25,431,581
Entertainment - 0.2%
Six Flags Entertainment Corp., 5.25%, 2021 (n)	$7,700,000	$7,623,000

Financial Institutions - 2.0%
CIT Group, Inc., 5.5%, 2019 (n)	$7,342,000	$7,819,230
General Electric Capital Corp., 2.1%, 2019	3,604,000	3,557,573
General Electric Capital Corp., 4.65%, 2021	6,757,000	7,408,240
General Electric Capital Corp., 3.15%, 2022	8,589,000	8,420,157
General Electric Capital Corp., 6.375% to 2017, FRN to 2067	5,150,000	5,587,750
International Lease Finance Corp., 5.75%, 2016	5,264,000	5,639,060
International Lease Finance Corp., 7.125%, 2018 (n)	5,888,000	6,815,360

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Financial Institutions - continued
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019	$3,725,000	$4,181,313
Nationstar Mortgage LLC/Capital Corp., 6.5%, 2021	6,995,000	6,575,300
NYSE Euronext, 2%, 2017	4,518,000	4,586,877
SLM Corp., 4.625%, 2017	11,437,000	11,780,110
SLM Corp., 8%, 2020	5,422,000	6,052,308

		$78,423,278
Food & Beverages - 1.2%
BRF S.A., 3.95%, 2023 (n)	$7,821,000	$6,647,850
Embotelladora Andina S.A., 5%, 2023 (n)	3,397,000	3,418,568
Kraft Foods Group, Inc., 5%, 2042	4,384,000	4,468,019
Mead Johnson Nutrition Co., “A”, 4.9%, 2019	3,146,000	3,482,156
Smithfield Foods, Inc., 6.625%, 2022	7,145,000	7,520,113
Tyson Foods, Inc., 6.6%, 2016	8,949,000	9,982,296
Tyson Foods, Inc., 4.5%, 2022	4,645,000	4,841,860
Wm. Wrigley Jr. Co., 3.375%, 2020 (n)	7,930,000	8,043,336

		$48,404,198
Forest & Paper Products - 1.0%
Fibria Overseas Finance Ltd., 7.5%, 2020	$9,937,000	$10,930,700
Fibria Overseas Finance Ltd., 6.75%, 2021	3,841,000	4,186,690
Georgia-Pacific LLC, 5.4%, 2020 (n)	5,083,000	5,753,595
Georgia-Pacific LLC, 3.734%, 2023 (n)	11,057,000	10,985,682
Smurfit Kappa Group PLC, 4.875%, 2018 (n)	6,695,000	6,979,538

		$38,836,205
Gaming & Lodging - 0.5%
Carnival Corp., 3.95%, 2020	$12,226,000	$12,539,083
Wyndham Worldwide Corp., 4.25%, 2022	5,675,000	5,725,581

		$18,264,664
Insurance - 1.6%
American International Group, Inc., 4.875%, 2016	$4,739,000	$5,204,668
American International Group, Inc., 6.4%, 2020	12,214,000	14,532,205
American International Group, Inc., 4.125%, 2024	3,397,000	3,438,576
Five Corners Funding Trust, 4.419%, 2023 (n)	6,006,000	6,030,961
Genworth Holdings, Inc., 4.9%, 2023	4,152,000	4,203,738
ING U.S., Inc., 2.9%, 2018	3,264,000	3,366,036
ING U.S., Inc., 5.7%, 2043	2,205,000	2,379,244
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	2,570,000	2,612,498
Pacific Lifecorp, 5.125%, 2043 (n)	7,926,000	7,694,180
Unum Group, 7.125%, 2016	2,220,000	2,537,718
UnumProvident Corp., 6.85%, 2015 (n)	11,413,000	12,477,810

		$64,477,634
Insurance - Health - 0.3%
Humana, Inc., 7.2%, 2018	$9,203,000	$11,069,341

Insurance - Property & Casualty - 2.2%
Allied World Assurance, 5.5%, 2020	$3,670,000	$4,124,185
Allstate Corp., 5.75%, 2053	3,811,000	3,860,543
AXIS Capital Holdings Ltd., 5.75%, 2014	5,360,000	5,576,437
CNA Financial Corp., 5.875%, 2020	6,990,000	8,094,008
Liberty Mutual Group, Inc., 4.25%, 2023 (n)	13,005,000	12,909,452
Marsh & McLennan Cos., Inc., 4.8%, 2021	10,943,000	11,887,687

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - Property & Casualty - continued
Marsh & McLennan Cos., Inc., 4.05%, 2023	$2,935,000	$2,984,346
PartnerRe Ltd., 5.5%, 2020	4,882,000	5,376,932
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)	7,155,000	7,387,538
QBE Insurance Group Ltd., 2.4%, 2018 (n)	3,721,000	3,605,798
Swiss Re Ltd., 4.25%, 2042 (n)	2,967,000	2,662,381
XL Group PLC, 6.5% to 2017, FRN to 2049	9,289,000	9,103,220
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	2,405,000	2,573,350
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	6,524,000	6,956,215

		$87,102,092
International Market Quasi-Sovereign - 0.9%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$381,000	$389,062
Electricite de France, FRN, 5.25%, 2049 (n)	7,217,000	6,973,426
Israel Electric Corp. Ltd., 6.875%, 2023 (n)	6,765,000	7,323,113
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	7,905,000	7,967,465
Statoil A.S.A., 2.45%, 2023	3,936,000	3,673,933
Statoil A.S.A., 3.7%, 2024	10,559,000	10,722,781

		$37,049,780
Local Authorities - 0.8%
State of California (Build America Bonds), 7.625%, 2040	$1,360,000	$1,892,957
State of California (Build America Bonds), 7.6%, 2040	10,440,000	14,684,278
State of Illinois (Build America Bonds), 6.63%, 2035	7,235,000	7,945,911
State of Illinois (Build America Bonds), 6.9%, 2035	5,360,000	5,936,897
State of Illinois (Build America Bonds), 6.725%, 2035	1,560,000	1,726,265

		$32,186,308
Machinery & Tools - 0.3%
Case New Holland, Inc., 7.875%, 2017	$3,466,000	$4,059,553
United Rentals North America, Inc., 7.375%, 2020	6,755,000	7,489,606

		$11,549,159
Major Banks - 7.3%
ABN AMRO Bank N.V., 4.25%, 2017 (n)	$7,822,000	$8,426,343
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	7,100,000	7,313,000
Bank of America Corp., 6.5%, 2016	1,460,000	1,642,282
Bank of America Corp., 5.625%, 2020	2,505,000	2,857,862
Bank of America Corp., 5.875%, 2021	4,930,000	5,677,669
Bank of America Corp., 3.3%, 2023	15,044,000	14,427,933
Bank of America Corp., 4.125%, 2024	13,877,000	14,011,635
Bank of America Corp., FRN, 5.2%, 2049	3,933,000	3,522,002
Credit Suisse Group AG, 6.5%, 2023 (n)	7,462,000	7,928,375
DBS Bank Ltd., 3.625% to 2017, FRN to 2022 (n)	5,702,000	5,855,310
Goldman Sachs Group, Inc., 5.625%, 2017	4,693,000	5,184,094
Goldman Sachs Group, Inc., 2.375%, 2018	7,171,000	7,224,704
Goldman Sachs Group, Inc., 3.625%, 2023	16,972,000	16,564,112
HSBC Holdings PLC, 4%, 2022	7,694,000	7,972,407
HSBC USA, Inc., 4.875%, 2020	5,500,000	5,940,435
ING Bank N.V., 2%, 2015 (n)	6,554,000	6,664,763
ING Bank N.V., 3.75%, 2017 (n)	2,945,000	3,129,357
ING Bank N.V., 5.8%, 2023 (n)	11,506,000	12,044,861
JPMorgan Chase & Co., 2%, 2017	3,141,000	3,181,732
JPMorgan Chase & Co., 4.25%, 2020	5,000,000	5,355,440
JPMorgan Chase & Co., 4.5%, 2022	6,850,000	7,314,985
JPMorgan Chase & Co., 3.25%, 2022	4,744,000	4,599,023

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
JPMorgan Chase & Co., 3.2%, 2023	$9,726,000	$9,324,598
JPMorgan Chase & Co. , 6.75% to 2024, FRN to 2049	9,765,000	9,896,828
JPMorgan Chase Bank N.A., 5.875%, 2016	4,250,000	4,714,270
Merrill Lynch & Co., Inc., 6.05%, 2016	6,749,000	7,425,203
Morgan Stanley, 5.75%, 2016	7,752,000	8,645,403
Morgan Stanley, 5.5%, 2020	4,790,000	5,394,383
Morgan Stanley, 5.5%, 2021	20,255,000	22,835,771
Morgan Stanley, 4.875%, 2022	6,531,000	6,784,494
PNC Bank N.A., 3.8%, 2023	19,691,000	19,744,067
PNC Funding Corp., 5.625%, 2017	8,496,000	9,476,880
Regions Financial Corp., 2%, 2018	3,688,000	3,606,665
Royal Bank of Scotland PLC, 2.55%, 2015	4,259,000	4,356,105
Royal Bank of Scotland PLC, 6%, 2023	8,880,000	8,947,151
Wachovia Corp., 6.605%, 2025	2,393,000	2,832,486
Wells Fargo & Co., 5.375%, 2043	3,919,000	4,019,420

		$284,842,048
Medical & Health Technology & Services - 0.6%
Catholic Health Initiatives, 2.95%, 2022	$9,909,000	$9,329,631
Express Scripts Holding Co., 2.65%, 2017	6,827,000	7,072,868
HCA, Inc., 7.875%, 2020	5,075,000	5,417,563

		$21,820,062
Metals & Mining - 1.3%
Barrick International (Barbados) Corp., 5.75%, 2016 (n)	$5,766,000	$6,408,067
Barrick North America Finance LLC, 5.75%, 2043	8,843,000	8,191,377
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 2023	3,357,000	3,214,609
Plains Exploration & Production Co., 6.875%, 2023	8,930,000	9,867,650
Rio Tinto Finance (USA) PLC, 3.5%, 2022	10,481,000	10,374,020
Rio Tinto Finance (USA) PLC, 2.875%, 2022	8,679,000	8,154,962
Southern Copper Corp., 6.75%, 2040	5,359,000	5,171,006

		$51,381,691
Mortgage-Backed - 17.8%
Fannie Mae, 3.5%, 2043	$7,788,476	$7,908,914
Fannie Mae, 4.502%, 2014	548,155	546,820
Fannie Mae, 4.62%, 2014 - 2015	4,026,189	4,089,244
Fannie Mae, 4.77%, 2014	1,631,119	1,635,702
Fannie Mae, 4.84%, 2014	1,642,200	1,646,926
Fannie Mae, 4.86%, 2014	1,489,738	1,514,459
Fannie Mae, 5.05%, 2014	1,133,702	1,148,755
Fannie Mae, 5.386%, 2014	1,416,627	1,424,312
Fannie Mae, 4.53%, 2015	1,100,695	1,142,175
Fannie Mae, 4.56%, 2015	21,291	22,026
Fannie Mae, 4.6%, 2015	1,761,249	1,828,832
Fannie Mae, 4.665%, 2015	1,113,271	1,141,993
Fannie Mae, 4.7%, 2015	26,665	27,846
Fannie Mae, 4.78%, 2015	2,423,540	2,520,507
Fannie Mae, 4.815%, 2015	1,764,082	1,823,740
Fannie Mae, 4.85%, 2015	1,345,008	1,376,455
Fannie Mae, 4.87%, 2015	1,131,440	1,169,101
Fannie Mae, 4.89%, 2015	353,636	370,249
Fannie Mae, 4.908%, 2015	2,089,636	2,152,639
Fannie Mae, 4.94%, 2015	2,641,000	2,749,999
Fannie Mae, 5.09%, 2016	2,658,364	2,846,070

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 5.132%, 2016	$465,758	$496,326
Fannie Mae, 5.395%, 2016	2,287,188	2,520,773
Fannie Mae, 5.432%, 2016	4,323,787	4,651,499
Fannie Mae, 5.5%, 2016 - 2038	45,314,541	49,824,846
Fannie Mae, 5.724%, 2016	2,059,519	2,260,837
Fannie Mae, 5.93%, 2016	1,172,287	1,267,229
Fannie Mae, 2.71%, 2017	1,484,710	1,553,302
Fannie Mae, 4.997%, 2017	3,429,999	3,521,307
Fannie Mae, 5.28%, 2017	2,571,788	2,796,519
Fannie Mae, 5.478%, 2017	1,073,361	1,210,112
Fannie Mae, 5.54%, 2017	1,427,676	1,557,465
Fannie Mae, 2.578%, 2018	11,000,000	11,379,962
Fannie Mae, 3.84%, 2018	1,397,783	1,512,030
Fannie Mae, 3.849%, 2018	3,677,721	3,985,301
Fannie Mae, 3.99%, 2018	2,450,000	2,664,419
Fannie Mae, 5%, 2018 - 2040	31,200,793	34,047,223
Fannie Mae, 2.43%, 2019	1,948,487	2,003,180
Fannie Mae, 5.18%, 2019	520,442	571,618
Fannie Mae, 4.88%, 2020	572,987	625,359
Fannie Mae, 5.19%, 2020	2,719,571	2,975,197
Fannie Mae, 2.41%, 2023	2,713,975	2,590,074
Fannie Mae, 2.55%, 2023	1,395,180	1,345,959
Fannie Mae, 4.5%, 2025	1,280,326	1,371,105
Fannie Mae, 3%, 2027	18,108,284	18,711,125
Fannie Mae, 6.5%, 2031 - 2033	298,538	340,018
Fannie Mae, 4.5%, 2034 - 2040	8,247,094	8,872,471
Fannie Mae, 6%, 2034 - 2038	17,246,089	19,115,843
Fannie Mae, 3.5%, 2041 - 2042	11,933,384	12,125,623
Fannie Mae, 4%, 2041	19,398,840	20,335,504
Fannie Mae, 3.5%, 2043	8,433,200	8,564,129
Fannie Mae, TBA, 4.5%, 2044	8,740,000	9,347,703
Fannie Mae, TBA, 4%, 2044	63,555,000	66,365,323
Federal Home Loan Bank, 3%, 2043	4,009,665	3,895,212
Freddie Mac, 3.034%, 2020	3,415,000	3,524,432
Freddie Mac, 3.5%, 2042	11,022,006	11,166,805
Freddie Mac, 1.655%, 2016	6,270,432	6,367,241
Freddie Mac, 1.426%, 2017	6,993,000	7,036,385
Freddie Mac, 3.882%, 2017	8,787,000	9,495,698
Freddie Mac, 5.5%, 2017 - 2038	10,092,734	11,121,260
Freddie Mac, 2.303%, 2018	2,159,711	2,205,398
Freddie Mac, 2.323%, 2018	5,437,000	5,548,399
Freddie Mac, 2.412%, 2018	4,630,000	4,759,774
Freddie Mac, 3.154%, 2018	3,479,000	3,674,861
Freddie Mac, 5%, 2018 - 2040	10,062,947	10,965,051
Freddie Mac, 1.869%, 2019	8,154,000	8,004,537
Freddie Mac, 2.13%, 2019	14,841,000	14,958,051
Freddie Mac, 2.313%, 2020	9,101,000	9,096,914
Freddie Mac, 3.32%, 2020 - 2023	7,751,052	7,948,898
Freddie Mac, 4.251%, 2020	4,741,000	5,183,724
Freddie Mac, 2.682%, 2022	3,790,000	3,664,759
Freddie Mac, 3.06%, 2023	5,785,000	5,705,474
Freddie Mac, 3.25%, 2023	8,549,000	8,600,277
Freddie Mac, 3.458%, 2023	17,774,000	18,066,542
Freddie Mac, 3.531%, 2023	3,060,000	3,132,130

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 4%, 2025 - 2043	$32,886,148	$34,486,810
Freddie Mac, 4.5%, 2025 - 2041	2,776,073	2,990,730
Freddie Mac, 3.5%, 2026 - 2043	20,373,962	20,736,440
Freddie Mac, 6%, 2033 - 2038	4,187,920	4,657,230
Freddie Mac, 3%, 2043	5,410,985	5,256,106
Freddie Mac, TBA, 4%, 2044	7,244,000	7,543,947
Ginnie Mae, 4.5%, 2041	3,429,170	3,727,583
Ginnie Mae, 6%, 2034 - 2038	5,241,256	5,860,142
Ginnie Mae, 5.5%, 2038 - 2042	7,695,715	8,501,693
Ginnie Mae, 4.5%, 2039 - 2042	54,530,105	59,587,254
Ginnie Mae, 3.5%, 2040 - 2042	22,495,409	23,187,486
Ginnie Mae, 4%, 2040 - 2041	16,863,780	17,906,703

		$698,160,091
Municipals - 0.1%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/16	$2,565,000	$2,573,901

Natural Gas - Distribution - 0.1%
Centrica PLC, 4%, 2023 (z)	$5,134,000	$5,119,142

Natural Gas - Pipeline - 1.9%
APT Pipelines Ltd., 3.875%, 2022 (n)	$12,507,000	$11,892,731
DCP Midstream LLC, 3.875%, 2023	3,064,000	2,922,973
El Paso Corp., 7.75%, 2032	8,840,000	9,119,813
Energy Transfer Partners LP, 4.65%, 2021	8,511,000	8,899,544
Energy Transfer Partners LP, 5.15%, 2043	5,108,000	4,729,349
Kinder Morgan Energy Partners LP, 6.95%, 2038	2,580,000	3,045,997
Kinder Morgan Energy Partners LP, 6.375%, 2041	7,490,000	8,266,848
MarkWest Energy Partners LP, 5.5%, 2023	3,745,000	3,763,725
ONEOK Partners LP, 6.2%, 2043	7,052,000	7,921,215
Spectra Energy Capital LLC, 8%, 2019	8,284,000	10,059,452
Williams Cos., Inc., 3.7%, 2023	2,784,000	2,503,849

		$73,125,496
Network & Telecom - 1.0%
Empresa Nacional de Telecomunicaciones S.A., 4.875%, 2024 (n)	$6,726,000	$6,647,635
Verizon Communications, Inc., 5.15%, 2023	9,431,000	10,253,072
Verizon Communications, Inc., 6.55%, 2043	18,245,000	21,900,203

		$38,800,910
Oil Services - 0.9%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 2022 (n)	$9,060,289	$9,241,495
Qgog Constellation S.A., 6.25%, 2019 (n)	7,352,000	6,901,690
Rowan Cos., Inc., 5.4%, 2042	8,898,000	8,614,394
Schlumberger Norge A.S., 1.25%, 2017 (n)	11,361,000	11,287,699

		$36,045,278
Other Banks & Diversified Financials - 2.5%
Abbey National Treasury Services PLC, 3.05%, 2018	$4,205,000	$4,344,770
Bank of Tokyo-Mitsubishi UFJ Ltd., 2.7%, 2018 (n)	9,565,000	9,816,416
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)	3,587,000	3,842,574
Capital One Bank (USA) N.A., 3.375%, 2023	4,224,000	4,026,870
Capital One Financial Corp., 6.15%, 2016	6,690,000	7,502,735
Citigroup, Inc., 8.5%, 2019	7,251,000	9,331,334
Discover Bank, 7%, 2020	9,837,000	11,626,645

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Fifth Third Bancorp, 3.5%, 2022	$4,075,000	$4,073,248
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	12,290,000	16,253,525
LBG Capital No. 1 PLC, 7.875%, 2020 (n)	3,302,000	3,557,905
Macquarie Group Ltd., 3%, 2018 (n)	8,342,000	8,377,871
Rabobank Nederland N.V., 3.95%, 2022	6,203,000	6,078,512
Santander Holdings USA, Inc., 4.625%, 2016	3,739,000	4,004,174
SunTrust Banks, Inc., 3.5%, 2017	3,701,000	3,925,414

		$96,761,993
Personal Computers & Peripherals - 0.2%
Equifax, Inc., 3.3%, 2022	$8,758,000	$8,376,239

Pharmaceuticals - 0.7%
Celgene Corp., 2.45%, 2015	$7,103,000	$7,308,369
Celgene Corp., 1.9%, 2017	7,253,000	7,332,254
Teva Pharmaceutical Finance B.V., 2.95%, 2022	9,688,000	8,957,912
VPII Escrow Corp., 6.75%, 2018 (z)	5,225,000	5,727,906

		$29,326,441
Printing & Publishing - 0.3%
Moody’s Corp., 4.5%, 2022	$2,558,000	$2,635,796
Pearson Funding Five PLC, 3.25%, 2023 (n)	3,087,000	2,870,805
Pearson Funding Four PLC, 3.75%, 2022 (n)	4,882,000	4,791,346

		$10,297,947
Railroad & Shipping - 0.0%
Canadian Pacific Railway Co., 4.45%, 2023	$1,366,000	$1,443,540

Real Estate - 1.7%
Alexandria Real Estate Equities, Inc., REIT, 4.6%, 2022	$4,863,000	$4,997,365
Boston Properties LP, REIT, 3.7%, 2018	5,442,000	5,790,342
Boston Properties LP, REIT, 3.8%, 2024	5,543,000	5,436,414
DDR Corp., REIT, 4.625%, 2022	4,107,000	4,254,199
DDR Corp., REIT, 3.375%, 2023	7,861,000	7,305,864
ERP Operating LP, REIT, 3%, 2023	1,065,000	995,758
HCP, Inc., REIT, 3.75%, 2019	4,862,000	5,130,645
HCP, Inc., REIT, 5.375%, 2021	4,940,000	5,477,665
Kimco Realty Corp., REIT, 5.783%, 2016	7,684,000	8,415,909
Liberty Property LP, REIT, 5.5%, 2016	4,563,000	5,024,976
Mid-America Apartment Communities, Inc., REIT, 4.3%, 2023	3,139,000	3,122,655
Simon Property Group, Inc., REIT, 10.35%, 2019	4,593,000	6,256,337
WEA Finance LLC, 6.75%, 2019 (n)	5,009,000	5,990,238

		$68,198,367
Restaurants - 0.2%
YUM! Brands, Inc., 5.35%, 2043	$7,927,000	$8,015,513

Retailers - 0.8%
Cencosud S.A., 5.5%, 2021	$4,672,000	$4,622,556
Gap, Inc., 5.95%, 2021	14,755,000	16,500,708
Home Depot, Inc., 5.95%, 2041	3,217,000	3,866,995
Kohl’s Corp., 3.25%, 2023	7,173,000	6,715,442

		$31,705,701

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Specialty Chemicals - 0.6%
Ecolab, Inc., 4.35%, 2021	$10,052,000	$10,728,520
Mexichem S.A.B. de C.V., 6.75%, 2042 (n)	6,031,000	5,638,985
SIBUR Securities Ltd., 3.914%, 2018 (n)	6,086,000	5,842,560

		$22,210,065
Specialty Stores - 0.3%
Advance Auto Parts, Inc., 5.75%, 2020	$4,783,000	$5,328,267
Advance Auto Parts, Inc., 4.5%, 2022	630,000	654,262
Advance Auto Parts, Inc., 4.5%, 2023	3,964,000	4,036,303

		$10,018,832
Supermarkets - 0.1%
Delhaize Group, 4.125%, 2019	$1,082,000	$1,127,466
Kroger Co., 3.85%, 2023	3,285,000	3,286,084

		$4,413,550
Telecommunications - Wireless - 1.2%
American Tower Corp., REIT, 4.5%, 2018	$3,148,000	$3,427,964
American Tower Corp., REIT, 3.5%, 2023	7,629,000	7,224,015
American Tower Corp., REIT, 5%, 2024	8,719,000	9,178,578
Crown Castle Towers LLC, 6.113%, 2020 (n)	7,264,000	8,337,227
Crown Castle Towers LLC, 4.883%, 2020 (n)	3,480,000	3,788,770
MTS International Funding Ltd., 5%, 2023 (n)	6,018,000	5,536,560
Rogers Communications, Inc., 4.1%, 2023	7,700,000	7,887,595

		$45,380,709
Tobacco - 1.0%
Altria Group, Inc., 2.85%, 2022	$10,322,000	$9,689,427
Altria Group, Inc., 2.95%, 2023	2,970,000	2,747,084
Lorillard Tobacco Co., 8.125%, 2019	13,312,000	16,577,074
Reynolds American, Inc., 6.75%, 2017	10,032,000	11,633,468

		$40,647,053
Transportation - Services - 0.2%
ERAC USA Finance Co., 7%, 2037 (n)	$3,033,000	$3,736,101
Navios Maritime Holding, Inc., 7.375%, 2022 (n)	5,215,000	5,254,113

		$8,990,214
U.S. Government Agencies and Equivalents - 2.8%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$5,600,000	$5,842,676
Small Business Administration, 5.94%, 2016	52,566	54,708
Small Business Administration, 5.37%, 2016	134,062	139,041
Small Business Administration, 6.35%, 2021	8,122	8,912
Small Business Administration, 6.34%, 2021	10,348	11,309
Small Business Administration, 6.44%, 2021	11,113	12,297
Small Business Administration, 5.34%, 2021	66,975	72,722
Small Business Administration, 6.07%, 2022	45,183	49,356
Small Business Administration, 4.35%, 2023	448,952	477,102
Small Business Administration, 4.98%, 2023	637,022	694,645
Small Business Administration, 4.89%, 2023	631,154	686,889
Small Business Administration, 4.93%, 2024	821,933	890,435
Small Business Administration, 4.34%, 2024	917,084	969,604
Small Business Administration, 5.18%, 2024	816,617	889,324
Small Business Administration, 5.52%, 2024	888,547	972,392
Small Business Administration, 5.19%, 2024	988,140	1,077,889
Small Business Administration, 4.86%, 2024	704,980	758,004

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 4.57%, 2025	$1,304,818	$1,387,664
Small Business Administration, 4.76%, 2025	4,157,083	4,448,727
Small Business Administration, 5.39%, 2025	369,776	408,491
Small Business Administration, 5.35%, 2026	2,443,264	2,680,443
Small Business Administration, 3.25%, 2030	3,939,322	3,994,579
Small Business Administration, 2.85%, 2031	6,272,337	6,170,185
Small Business Administration, 2.37%, 2032	4,994,391	4,781,350
Small Business Administration, 2.13%, 2033	6,604,504	6,217,035
Small Business Administration, 2.21%, 2033	1,712,830	1,616,148
Small Business Administration, 2.22%, 2033	6,205,743	5,874,294
Small Business Administration, 2.08%, 2033	9,691,293	9,017,720
Small Business Administration, 2.45%, 2033	12,662,282	12,091,830
Small Business Administration, 3.15%, 2033	15,558,703	15,445,005
Small Business Administration, 3.16%, 2033	15,609,000	15,524,151
Small Business Administration, 3.62%, 2033	8,000,000	8,190,719

		$111,455,646
U.S. Treasury Obligations - 17.1%
U.S. Treasury Bonds, 6%, 2026	$840,000	$1,104,338
U.S. Treasury Bonds, 4.5%, 2036 (f)	1,967,000	2,290,941
U.S. Treasury Bonds, 5%, 2037	9,893,000	12,332,238
U.S. Treasury Bonds, 4.5%, 2039	139,099,100	162,137,388
U.S. Treasury Notes, 1.875%, 2014	178,922,000	179,131,697
U.S. Treasury Notes, 0.375%, 2016	120,586,800	120,624,423
U.S. Treasury Notes, 5.125%, 2016	6,351,000	7,027,775
U.S. Treasury Notes, 0.875%, 2016	158,131,000	158,995,818
U.S. Treasury Notes, 2.75%, 2019	8,725,900	9,244,681
U.S. Treasury Notes, TIPS, 1.625%, 2015	5,800,339	5,972,081
U.S. Treasury Notes, TIPS, 2%, 2016	10,274,950	10,962,889

		$669,824,269
Utilities - Electric Power - 2.2%
CenterPoint Energy, Inc., 5.95%, 2017	$3,300,000	$3,724,522
CMS Energy Corp., 6.25%, 2020	4,272,000	5,005,763
CMS Energy Corp., 5.05%, 2022	4,239,000	4,694,358
Constellation Energy Group, Inc., 5.15%, 2020	3,366,000	3,652,093
Duke Energy Corp., 5.05%, 2019	6,505,000	7,358,534
Enel Finance International S.A., 6.25%, 2017 (n)	5,360,000	6,070,200
Enel Finance International S.A., 6%, 2039 (n)	5,000,000	4,983,865
Exelon Corp., 4.9%, 2015	6,177,000	6,503,553
Exelon Generation Co. LLC, 4.25%, 2022	5,938,000	5,849,138
ITC Holdings Corp., 4.05%, 2023	8,197,000	8,289,077
MidAmerican Energy Holdings Co., 5.15%, 2043 (n)	8,174,000	8,658,980
Pacific Gas & Electric Co., 3.25%, 2023	6,368,000	6,159,614
PPL Corp., 3.5%, 2022	3,600,000	3,502,224
PPL WEM Holdings PLC, 5.375%, 2021 (n)	9,014,000	9,895,146

		$84,347,067
Total Bonds		$3,768,822,835

Money Market Funds - 4.4%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	171,643,955	$171,643,955
Total Investments		$3,940,466,790

Other Assets, Less Liabilities - (0.7)%		(28,986,433)
Net Assets - 100.0%		$3,911,480,357

12

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $630,595,344, representing 16.1% of net assets.
(p)	Payment-in-kind security.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., CDO III, 6.077%, 2039	10/25/06-1/01/14	$5,181,247	$298,348
Bayview Commercial Asset Trust, FRN, 0.468%, 2035	6/09/05	470,147	411,430
Bayview Commercial Asset Trust, FRN, 0%, 2036	2/28/06	1,036,408	22,784
Bayview Commercial Asset Trust, FRN, 0.428%, 2036	2/23/06	375,771	325,349
Bayview Commercial Asset Trust, FRN, 0%, 2036	5/16/06-5/29/09	846,720	1
Bayview Commercial Asset Trust, FRN, 0%, 2036	9/11/06	1,612,408	2
Bayview Commercial Asset Trust, FRN, 0%, 2036	10/25/06	948,848	1
Bayview Commercial Asset Trust, FRN, 3.977%, 2037	1/26/07-5/29/09	68,483	106,443
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.761%, 2040	3/01/06	3,041,063	1,626,772
Capital Trust Realty Ltd., CDO, 5.26%, 2035	9/14/10	6,496,227	7,162,203
Centrica PLC, 4%, 2023	10/10/13	5,098,532	5,119,142
Commercial Mortgage Asset Trust, FRN, 0.581%, 2032	8/25/03-4/09/12	15,250	19,810
Falcon Franchise Loan LLC, FRN, 8.95%, 2023	1/18/02-3/23/11	2,812	7,409
Falcon Franchise Loan LLC, FRN, 13.873%, 2025	1/29/03-3/23/11	55,480	253,109
First Union National Bank Commercial Mortgage, FRN, 1.741%, 2043	12/11/03-4/09/12	1,360	1,830
Gramercy Real Estate Ltd., CDO, FRN, 0.559%, 2035	6/21/05	202,164	195,088
Morgan Stanley Capital I, Inc., FRN, 1.602%, 2031	6/10/03	9,500	2
NXP B.V./NXP Funding LLC, 3.75%, 2018	5/06/13	2,115,000	2,115,000
Preferred Term Securities XIX Ltd., CDO, FRN, 0.593%, 2035	9/08/05-3/28/11	6,647,725	5,189,680
SES S.A., 5.3%, 2043	1/08/14	3,964,239	4,037,723
VPII Escrow Corp., 6.75%, 2018	6/27/13	5,225,000	5,727,906
Total Restricted Securities			$32,620,032
% of Net assets			0.8%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

13

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 1/31/14

Futures Contracts at 1/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Long)	USD	400	$53,437,500	March - 2014	$1,282,975

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	1,625	$204,343,750	March - 2014	$(135,010)
U.S. Treasury Note 5 yr (Long)	USD	150	18,093,750	March - 2014	(34,322)

					$(169,332)

At January 31, 2014, the fund had liquid securities with an aggregate value of $1,915,915 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

14

Supplemental Information

1/31/14 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of January 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$781,279,915	$—	$781,279,915
Non-U.S. Sovereign Debt	—	40,921,370	—	40,921,370
Municipal Bonds	—	2,573,901	—	2,573,901
U.S. Corporate Bonds	—	1,326,710,600	—	1,326,710,600
Residential Mortgage-Backed Securities	—	713,750,048	—	713,750,048
Commercial Mortgage-Backed Securities	—	318,734,325	—	318,734,325
Asset-Backed Securities (including CDOs)	—	154,169,386	—	154,169,386
Foreign Bonds	—	430,683,290	—	430,683,290
Mutual Funds	171,643,955	—	—	171,643,955
Total Investments	$171,643,955	$3,768,822,835	$—	$3,940,466,790

Other Financial Instruments
Futures Contracts	$1,113,643	$—	$—	$1,113,643

For further information regarding security characteristics, see the Portfolio of Investments.

15

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,903,290,924
Gross unrealized appreciation	101,918,333
Gross unrealized depreciation	(64,742,467)
Net unrealized appreciation (depreciation)	$37,175,866

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	207,008,266	750,675,073	(786,039,384)	171,643,955

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$68,134	$171,643,955

16

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IX

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: March 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: March 18, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 18, 2014

*	Print name and title of each signing officer under his or her signature.